October 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Total Return Active ETF | BRTR | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
ACREC LLC, 5.34%, 08/18/42, (1-mo. CME Term SOFR +1.31%)(a)(b)	$100	$99,617
ACRES LLC, 5.65%, 08/18/40, (1-mo. CME Term SOFR +1.62%)(a)(b)	385	384,984
Affirm Asset Securitization Trust, 5.19%, 04/15/30(a)	292	292,815
Affirm Master Trust, 4.99%, 02/15/33(a)	133	133,927
AGL Core CLO 2 Ltd., 5.34%, 07/20/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	250	250,867
Anchorage Capital CLO 15 Ltd., 5.62%, 07/20/38, (3-mo. CME Term SOFR +1.41%)(a)(b)	250	250,719
Anchorage Capital CLO 17 Ltd., 5.13%, 02/15/38, (3-mo. CME Term SOFR +1.23%)(a)(b)	250	250,315
Anchorage Capital CLO 8 Ltd., 5.92%, 10/27/34, (3-mo. CME Term SOFR +2.06%)(a)(b)	250	250,000
Apidos Clo LIV, 8.07%, 10/20/38, (3-mo. CME Term SOFR +3.90%)(a)(b)	250	250,878
Apidos CLO XXXIV, 5.30%, 01/20/35, (3-mo. CME Term SOFR +1.41%)(a)(b)	250	250,218
Apidos CLO XXXIX Ltd., 5.40%, 10/21/38, (3-mo. CME Term SOFR +1.23%)(a)(b)	500	500,609
Arbor Realty Commercial Real Estate Notes LLC, 5.39%, 01/20/43, (1-mo. CME Term SOFR +1.35%)(a)(b)	175	175,023
AREIT Ltd.
5.72%, 05/17/41, (1-mo. CME Term SOFR +1.69%)(a)(b)	110	110,207
5.42%, 12/17/29, (1-mo. CME Term SOFR +1.39%)(a)(b)	323	322,976
ARES LX CLO Ltd., 5.06%, 07/18/34, (3-mo. CME Term SOFR +1.18%)(a)(b)	250	249,997
Ares XLI Clo Ltd., 5.62%, 04/15/34, (3-mo. CME Term SOFR +1.71%)(a)(b)	300	300,101
ARES XLIV CLO Ltd., 6.65%, 04/15/34, (3-mo. CME Term SOFR +2.75%)(a)(b)	250	250,023
Argent Securities Trust, 4.69%, 03/25/36, (1-mo. CME Term SOFR +0.69%)(b)	258	145,340
Ballyrock CLO 14 Ltd., 5.26%, 07/20/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	250	250,660
BBAM U.S. CLO I Ltd., 5.10%, 03/30/38, (3-mo. CME Term SOFR +1.20%)(a)(b)	250	250,288
BBAM U.S. CLO VI Ltd., 1.00%, 01/27/39, (3-mo. CME Term SOFR +1.25%)(a)(b)	250	250,000
BDS LLC, 5.61%, 09/19/39, (1-mo. CME Term SOFR +1.58%)(a)(b)	138	137,986
Bear Stearns Asset Backed Securities I Trust
4.49%, 06/25/47, (1-mo. CME Term SOFR +0.49%)(b)	92	83,705
4.42%, 10/25/36, (1-mo. CME Term SOFR +0.73%)(b)	70	62,520
Bear Stearns Structured Products Trust
6.11%, 03/25/37, (1-mo. CME Term SOFR +2.11%)(a)(b)	55	54,524
6.11%, 03/25/37, (1-mo. CME Term SOFR +2.11%)(a)(b)	100	89,120
Benefit Street Partners CLO XXIX, 5.04%, 01/25/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	250	250,000
Security	Par (000)	Value
Benefit Street Partners CLO XXVII Ltd., 5.25%, 10/20/37, (3-mo. CME Term SOFR +1.37%)(a)(b)	$250	$250,666
Birch Grove CLO 6 Ltd., 5.75%, 07/20/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	250	250,527
Birch Grove CLO 7 Ltd., 5.14%, 10/20/38, (3-mo. CME Term SOFR +1.26%)(a)(b)	250	250,373
BlueMountain CLO Ltd.
5.05%, 10/25/30, (3-mo. CME Term SOFR +1.19%)(a)(b)	86	85,838
5.41%, 11/15/30, (3-mo. CME Term SOFR +1.20%)(a)(b)	89	88,941
BRAVO Residential Funding Trust, 5.55%, 09/25/54(a)(c)	122	122,708
Bridge Street CLO VI Ltd., 1.00%, 01/15/39, (3-mo. CME Term SOFR +1.28%)(a)(b)	250	248,128
Buckhorn Park CLO Ltd., 5.48%, 07/18/34, (3-mo. CME Term SOFR +1.60%)(a)(b)	250	249,977
BXMT Ltd., 5.67%, 10/18/42, (1-mo. CME Term SOFR +1.64%)(a)(b)	273	271,795
CIFC Funding Ltd.
5.34%, 07/16/37, (3-mo. CME Term SOFR +1.45%)(a)(b)	250	250,870
5.20%, 01/15/40, (3-mo. CME Term SOFR +1.30%)(a)(b)	250	250,523
5.62%, 10/24/37, (3-mo. CME Term SOFR +1.75%)(a)(b)	250	250,786
6.78%, 10/18/38, (3-mo. CME Term SOFR +2.70%)(a)(b)	250	250,098
5.07%, 10/20/38, (3-mo. CME Term SOFR +1.21%)(a)(b)	250	250,279
5.45%, 10/15/38, (3-mo. CME Term SOFR +1.55%)(a)(b)	250	250,000
CIT Mortgage Loan Trust, 5.86%, 10/25/37, (1-mo. CME Term SOFR +1.86%)(a)(b)	425	425,812
Citigroup Mortgage Loan Trust Inc., 7.86%, 07/25/37, (1-mo. CME Term SOFR +3.86%)(b)	134	124,338
Clover CLO LLC, 4.93%, 01/25/35, (3-mo. CME Term SOFR +1.07%)(a)(b)	250	249,875
College Avenue Student Loans LLC
5.33%, 05/25/55(a)	69	70,175
2.32%, 07/26/55(a)	170	158,432
Compass Datacenters Issuer II LLC, 4.93%, 11/25/50(a)	80	80,000
Compass Datacenters Issuer III LLC, 5.29%, 07/25/50(a)	124	125,271
Creeksource Dunes Creek CLO Ltd.
5.31%, 01/15/38, (3-mo. CME Term SOFR +1.41%)(a)(b)	250	250,717
5.65%, 01/15/38, (3-mo. CME Term SOFR +1.75%)(a)(b)	250	250,661
CWABS Asset-Backed Certificates Trust
6.30%, 12/25/35(b)	50	48,551
4.53%, 04/25/46, (1-mo. CME Term SOFR +0.53%)(b)	283	232,228
DB Master Finance LLC, 4.89%, 08/20/55(a)	108	108,274
Diameter Capital CLO 10 Ltd., 5.19%, 04/20/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	500	500,907

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diameter Capital CLO 8 Ltd., 5.28%, 10/20/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	$350	$350,701
Dwight Issuer LLC, 5.69%, 06/18/42, (1-mo. CME Term SOFR +1.66%)(a)(b)	100	99,834
ELFI Graduate Loan Program LLC, 5.56%, 08/25/49(a)	147	149,642
Elmwood CLO 24 Ltd., 5.20%, 01/17/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	258	258,555
Elmwood CLO 39 Ltd., 5.02%, 04/17/38, (3-mo. CME Term SOFR +1.14%)(a)(b)	250	249,857
First Franklin Mortgage Loan Trust, 4.71%, 01/25/36, (1-mo. CME Term SOFR +0.71%)(b)	329	301,927
First NLC Trust, 4.29%, 08/25/37, (1-mo. CME Term SOFR +0.29%)(a)(b)	42	21,012
FirstKey Homes Trust
3.50%, 07/17/38(a)	184	180,372
5.00%, 05/19/39(a)	170	167,518
FNA 8 LLC, 5.62%, 03/15/45(a)(b)	82	81,998
Foundation Finance Trust
4.93%, 03/15/50(a)	88	88,435
4.95%, 04/15/50(a)	125	125,977
FS Rialto Issuer LLC, 5.66%, 10/19/39, (1-mo. CME Term SOFR +1.63%)(a)(b)	100	100,282
Generate CLO 20 Ltd., 5.56%, 01/25/38, (3-mo. CME Term SOFR +1.70%)(a)(b)	250	250,169
Goldentree Loan Management U.S. Clo 26 Ltd., 5.92%, 07/20/38, (3-mo. CME Term SOFR +1.65%)(a)(b)	250	250,497
Goldman Home Improvement Trust Issuer Trust, 4.50%, 06/25/52(a)	16	15,796
Golub Capital Partners Clo 44M Ltd., 5.90%, 10/21/38, (3-mo. CME Term SOFR +1.57%)(a)(b)	250	251,083
Golub Capital Partners CLO 77 B Ltd., 5.11%, 01/25/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	250	250,449
Golub Capital Private Credit Fund CLO 2, 5.62%, 10/18/39, (3-mo. CME Term SOFR +1.47%)(a)(b)	250	250,439
GoodLeap Home Improvement Solutions Trust
5.35%, 10/20/46(a)	88	88,886
5.38%, 02/20/49(a)	85	86,455
5.32%, 06/20/49(a)	101	102,139
5.98%, 06/20/49(a)	172	173,125
GreenSky Home Improvement Issuer Trust
5.26%, 10/27/59(a)	183	184,468
5.25%, 10/27/59(a)	75	75,655
GreenSky Home Improvement Trust
5.67%, 06/25/59(a)	57	58,649
5.87%, 06/25/59(a)	153	156,100
GSAMP Trust, 4.56%, 06/25/36, (1-mo. CME Term SOFR +0.56%)(b)	50	43,814
GT Loan Financing I Ltd., 5.08%, 04/28/39, (3-mo. CME Term SOFR +1.22%)(a)(b)	250	250,297
Huntington Bank Auto Credit-Linked Notes, 5.38%, 09/20/33, (30-day Avg SOFR + 1.20%)(a)(b)	224	223,907
JP Morgan Mortgage Acquisition Trust, 4.43%, 11/25/36(c)	200	207,316
Lendmark Funding Trust
2.00%, 04/20/32(a)	130	125,088
5.33%, 09/20/34(a)	100	101,371
LoanCore, 5.42%, 08/17/42, (1-mo. CME Term SOFR +1.39%)(a)(b)	116	115,864
Security	Par (000)	Value
LoanCore Issuer LLC, 5.51%, 08/18/42, (1-mo. CME Term SOFR +1.45%)(a)(b)	$140	$140,000
Long Beach Mortgage Loan Trust, 4.47%, 03/25/46, (1-mo. CME Term SOFR +0.47%)(b)	330	289,887
Madison Park Funding LXXI Ltd., 5.00%, 04/23/38, (3-mo. CME Term SOFR +1.14%)(a)(b)	250	249,857
Mariner Finance issuance Trust, 4.91%, 11/20/38(a)	100	101,441
Mariner Finance Issuance Trust
4.98%, 05/20/38(a)	195	196,618
5.69%, 05/20/38(a)	100	101,057
4.59%, 11/22/38(a)	102	102,110
MFA Trust, 6.33%, 09/25/54(c)	87	86,691
MidOcean Credit CLO XII Ltd., 5.22%, 07/18/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	250	250,605
Milford Park CLO Ltd., 5.04%, 01/20/38, (3-mo. CME Term SOFR +1.16%)(a)(b)	250	249,907
Morgan Stanley ABS Capital I Inc. Trust
4.18%, 10/25/36, (1-mo. CME Term SOFR +0.18%)(b)	186	81,615
4.34%, 11/25/36, (1-mo. CME Term SOFR +0.34%)(b)	689	406,113
Morgan Stanley Mortgage Loan Trust
6.51%, 10/25/36(c)	11	2,306
6.36%, 01/25/47(c)	78	27,589
Navient Private Education Loan Trust
3.16%, 11/15/68(a)	100	91,109
2.46%, 11/15/68(a)	86	83,306
Navient Private Education Refi Loan Trust
3.13%, 02/15/68(a)	42	41,750
5.75%, 11/15/68, (1-mo. CME Term SOFR +1.71%)(a)(b)	101	101,899
5.66%, 10/15/72(a)	68	69,522
3.90%, 01/15/43(a)	129	125,390
Series 2020-IA, Class A1B, 5.15%, 04/15/69, (1-mo. CME Term SOFR + 1.11%)(a)(b)	242	240,828
Navient Refinance Loan Trust
4.72%, 09/15/55(a)	131	130,969
4.80%, 10/15/55(a)	100	99,936
Nelnet Student Loan Trust
5.18%, 04/20/62, (1-mo. CME Term SOFR +1.14%)(a)(b)	381	379,609
2.90%, 04/20/62(a)	200	180,114
5.33%, 03/15/57, (30-day Avg SOFR + 1.10%)(a)(b)	250	249,127
5.58%, 05/17/55, (30-day Avg SOFR + 1.35%)(a)(b)	243	243,833
6.04%, 05/17/55(a)	100	100,128
4.98%, 05/17/55(a)	115	115,062
5.38%, 05/17/55(a)	100	100,439
5.71%, 06/22/65, (30-day Avg SOFR + 1.35%)(a)(b)	129	129,727
5.82%, 06/22/65(a)	129	127,529
Neuberger Berman Loan Advisers CLO 36R Ltd., 5.55%, 07/20/39, (3-mo. CME Term SOFR +1.27%)(a)(b)	250	250,389
New Mountain 3 Ltd., 5.83%, 10/20/38, (3-mo. CME Term SOFR +1.95%)(a)(b)	250	250,999
NYMT Trust, 7.38%, 05/25/64(a)(c)	125	124,662
OCP CLO Ltd.
5.21%, 11/26/37, (3-mo. CME Term SOFR +1.34%)(a)(b)	650	651,592

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.20%, 01/21/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	$250	$250,600
5.59%, 10/16/37, (3-mo. CME Term SOFR +1.70%)(a)(b)	250	250,536
OHA Credit Funding 6 Ltd., 5.21%, 10/20/37, (3-mo. CME Term SOFR +1.33%)(a)(b)	250	250,660
OHA Credit Funding 7 Ltd., 5.16%, 07/19/38, (3-mo. CME Term SOFR +1.28%)(a)(b)	250	250,401
OHA Loan Funding Ltd., 5.34%, 07/20/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	250	250,869
Onemain Financial Issuance Trust, 6.03%, 05/14/41(a)	148	156,149
OneMain Financial Issuance Trust
3.66%, 10/14/36(a)	125	121,313
6.17%, 09/15/36(a)	100	103,187
5.79%, 05/14/41(a)	100	105,129
Option One Mortgage Loan Trust, 5.86%, 01/25/37(c)	32	30,942
Orchard Park CLO Ltd., 5.24%, 10/20/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	250	250,627
Owl Rock CLO VII LLC, 5.28%, 04/20/38, (3-mo. CME Term SOFR +1.40%)(a)(b)	250	248,750
Palmer Square CLO Ltd., 5.22%, 07/15/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	250	250,575
Palmer Square Loan Funding Ltd., 5.00%, 04/15/31, (3-mo. CME Term SOFR +1.10%)(a)(b)	2	2,411
Park Blue CLO Ltd.
5.08%, 04/25/38, (3-mo. CME Term SOFR +1.22%)(a)(b)	250	250,338
5.43%, 10/20/38, (3-mo. CME Term SOFR +1.35%)(a)(b)	250	250,503
Point Broadband Funding LLC, 5.73%, 07/20/55(a)	153	153,343
Post CLO Ltd., 5.54%, 10/20/38, (3-mo. CME Term SOFR +1.70%)(a)(b)	250	250,000
QTS Issuer ABS II LLC, 5.04%, 10/05/55(a)	106	105,931
Quest Trust, 7.33%, 06/25/34, (1-mo. CME Term SOFR +3.34%)(a)(b)	258	235,957
Rad CLO 15 Ltd., 5.24%, 07/20/40, (3-mo. CME Term SOFR +1.36%)(a)(b)	250	250,579
RAMP Series Trust, 4.67%, 02/25/37, (1-mo. CME Term SOFR +0.67%)(b)	111	25,537
RCKT Mortgage Trust, 8.01%, 04/25/44(a)(b)	138	141,665
Regatta 35 Funding Ltd., 5.57%, 10/15/38, (3-mo. CME Term SOFR +1.29%)(a)(b)	250	250,367
Regatta IX Funding Ltd., 5.88%, 04/17/37, (3-mo. CME Term SOFR + 2.00%)(a)(b)	250	250,701
Regatta XVIII Funding Ltd., 5.06%, 04/15/38, (3-mo. CME Term SOFR +1.16%)(a)(b)	250	249,919
Regional Management Issuance Trust
1.90%, 08/15/33(a)	100	96,373
5.53%, 04/17/34(a)	100	101,004
4.59%, 11/16/37(a)	147	146,621
Republic Finance Issuance Trust
5.91%, 08/20/32(a)	115	116,200
5.42%, 11/20/37(a)	114	115,962
Security	Par (000)	Value
4.59%, 11/20/34(a)	$123	$122,483
Retained Vantage Data Centers Issuer LLC, 5.09%, 08/15/50(a)	96	96,403
Rockford Tower CLO Ltd.
5.57%, 05/20/31, (3-mo. CME Term SOFR +1.36%)(a)(b)	77	76,848
5.85%, 08/20/32, (3-mo. CME Term SOFR +1.65%)(a)(b)	250	249,542
RR 32 Ltd., 5.26%, 10/15/39, (3-mo. CME Term SOFR +1.36%)(a)(b)	250	250,619
Sagard-Halseypoint Clo 10 Ltd., 5.23%, 10/20/38, (3-mo. CME Term SOFR +1.35%)(a)(b)	250	250,228
Sagard-Halseypoint CLO 8 Ltd., 5.23%, 01/30/38, (3-mo. CME Term SOFR +1.39%)(a)(b)	250	250,720
Sagard-Halseypoint Clo 9 Ltd., 5.78%, 04/20/38, (3-mo. CME Term SOFR +1.90%)(a)(b)	400	401,381
Sandstone Peak II Ltd., 5.29%, 07/20/38, (3-mo. CME Term SOFR +1.41%)(a)(b)	250	250,700
Saxon Asset Securities Trust
4.40%, 01/25/47, (1-mo. CME Term SOFR +0.4%)(b)	212	220,639
2.07%, 08/25/35(c)	167	129,712
Sesac Finance LLC, 5.50%, 07/25/55(a)	91	90,760
Silver Point CLO 13 Ltd., 1.00%, 10/15/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	250	250,000
Silver Point CLO 5 Ltd., 5.28%, 10/20/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	250	250,500
Silver Point CLO 7 Ltd., 5.26%, 01/15/38, (3-mo. CME Term SOFR +1.36%)(a)(b)	250	250,706
Silver Point CLO 8 Ltd., 5.11%, 04/15/38, (3-mo. CME Term SOFR +1.21%)(a)(b)	250	250,312
SLM Private Education Loan Trust, 8.90%, 10/15/41, (1-mo. CME Term SOFR +4.86%)(a)(b)	53	55,852
SMB Private Education Loan Trust
2.31%, 01/15/53(a)	140	136,796
6.03%, 10/16/56, (30-day Avg SOFR + 1.80%)(a)(b)	115	117,507
4.90%, 10/15/35, (1-mo. CME Term SOFR +0.86%)(a)(b)	35	35,094
4.95%, 02/15/36, (1-mo. CME Term SOFR +0.91%)(a)(b)	46	46,362
4.75%, 03/17/53, (1-mo. CME Term SOFR +0.71%)(a)(b)	92	91,477
1.29%, 07/15/53(a)	114	108,275
SoFi Consumer Loan Program Trust, 4.80%, 02/27/34(a)	138	138,094
Sofi Professional Loan Program LLC
3.09%, 08/17/48(a)	69	67,624
4.11%, 06/15/48(a)	130	125,117
3.05%, 11/16/48(a)	227	204,840
SoFi Professional Loan Program LLC
2.37%, 11/16/48(a)	65	62,275
1.95%, 02/15/46(a)	75	70,327
Soundview Home Loan Trust
5.13%, 11/25/35, (1-mo. CME Term SOFR +1.13%)(b)	46	38,668

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
4.63%, 01/25/37, (1-mo. CME Term SOFR +0.64%)(b)	$149	$150,696
STAR Trust, 6.48%, 02/17/42, (1-mo. CME Term SOFR +2.45%)(a)(b)	350	350,221
Stream Innovations Issuer Trust, 5.05%, 09/15/45(a)	100	100,387
Structured Asset Securities Corp. Mortgage Loan Trust, 4.43%, 01/25/37, (1-mo. CME Term SOFR +0.43%)(b)	32	30,985
Subway Funding LLC, 6.27%, 07/30/54(a)	30	30,362
Sycamore Tree CLO Ltd., 5.27%, 01/20/38, (3-mo. CME Term SOFR +1.39%)(a)(b)	310	310,899
Symphony CLO XXVI Ltd., 5.23%, 04/20/33, (3-mo. CME Term SOFR +1.34%)(a)(b)	148	148,117
Taco Bell Funding LLC, 4.82%, 08/25/55(a)	130	129,351
Terwin Mortgage Trust, 5.13%, 06/25/36, (1-mo. CME Term SOFR +1.13%)(b)	25	22,987
Trestles CLO Ltd., 5.32%, 07/25/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	250	250,696
Upgrade Master Pass-Thru Trust Series, 4.55%, 11/15/32(a)	101	100,955
UPX HIL Issuer Trust, 5.16%, 01/25/47(a)	127	127,517
Voya CLO Ltd., 5.09%, 04/25/31, (3-mo. CME Term SOFR +1.23%)(a)(b)	76	76,221
Washington Mutural Asset-Backed Certificates WMABS Series Trust
3.62%, 11/25/36, (1-mo. CME Term SOFR +0.23%)(b)	12	3,841
3.62%, 11/25/36, (1-mo. CME Term SOFR +0.45%)(b)	109	34,262
Total Asset-Backed Securities — 12.5% (Cost: $35,177,531)		35,526,068
Collateralized Mortgage Obligations
Asset-Backed Securities — 0.0%
FIGRE Trust, 5.75%, 07/25/53(a)(b)	USD108	109,477
Mortgage Securities — 0.2%
Cross 2025-CES1 Mortgage Trust, 5.00%, 11/25/70(a)	USD149	149,090
PENN Commercial Mortgage Trust 2025-P11, 5.34%, 08/10/42(a)	USD15	15,249
PRPM 2025-NQM3 Trust
5.61%, 05/25/70(a)	USD108	108,336
6.94%, 05/25/70(a)	USD150	150,094
		422,769
Mortgage-Backed Securities — 14.9%
1301 Trust
5.06%, 08/11/42(a)(b)	USD20	20,295
7.24%, 08/11/42(a)(b)	USD38	38,291
8.10%, 08/11/42(a)(b)	USD421	425,223
1345T
5.63%, 06/15/42, (1-mo. CME Term SOFR +1.60%)(a)(b)	USD287	287,538
8.53%, 06/15/42, (1-mo. CME Term SOFR +4.5%)(a)(b)	USD40	40,313
2023-MIC Trust (The), 8.44%, 12/05/38(a)(b)	USD10	10,814
245 Park Avenue Trust, 3.66%, 06/05/37(a)(b)	USD145	137,559
A&D Mortgage Trust
5.70%, 11/25/69(a)	USD86	86,454
6.52%, 11/25/69(a)(b)	USD100	100,834
ACRA Trust, 5.61%, 10/25/64(a)(c)	USD125	125,651
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
ALA Trust, 7.12%, 06/15/40, (1-mo. CME Term SOFR +3.09%)(a)(b)	USD37	$37,139
Alternative Loan Trust
4.39%, 04/25/47, (1-mo. CME Term SOFR +0.39%)(b)	USD130	121,968
4.57%, 11/25/36, (1-mo. CME Term SOFR +0.57%)(b)	USD99	90,866
4.61%, 05/20/46, (1-mo. CME Term SOFR +0.57%)(b)	USD198	180,234
4.61%, 07/25/46, (1-mo. CME Term SOFR +0.61%)(b)	USD179	165,433
4.62%, 11/25/35, (1-mo. CME Term SOFR +0.46%)(b)	USD16	11,309
4.80%, 11/20/35, (1-mo. CME Term SOFR +0.77%)(b)	USD2	2,411
5.50%, 07/25/35	USD8	4,603
5.75%, 05/25/36	USD91	34,253
6.13%, 07/25/35, (1-mo. CME Term SOFR +2.14%)(b)	USD39	38,276
6.73%, 02/25/35, (1-mo. CME Term SOFR +2.74%)(b)	USD292	279,920
American Home Mortgage Investment Trust, 5.87%, 05/25/36, (1-mo. CME Term SOFR +1.74%)(b)	USD483	39,290
Angel Oak Mortgage Trust
4.75%, 09/26/67(a)(c)	USD76	75,464
5.21%, 08/25/68(a)(c)	USD160	159,693
5.35%, 10/25/69(a)(c)	USD42	42,217
5.41%, 07/25/70(a)(c)	USD105	105,428
5.64%, 02/25/70(a)(c)	USD179	180,231
5.69%, 01/25/70(a)(c)	USD321	323,962
Arbor Multifamily Mortgage Securities Trust, 3.28%, 02/15/55(a)(b)	USD170	159,276
ARES Commercial Mortgage Trust, 5.72%, 07/15/41, (1-mo. CME Term SOFR +1.69%)(a)(b)	USD293	293,549
ARES1 2024-IND2, 5.48%, 10/15/34, (1-mo. CME Term SOFR +1.44%)(a)(b)	USD80	80,050
Atrium Hotel Portfolio Trust
5.41%, 11/10/29(a)(b)	USD300	305,462
5.68%, 08/15/42, (1-mo. CME Term SOFR +1.65%)(a)(b)	USD73	73,157
9.21%, 11/10/29(a)(b)	USD10	10,264
9.53%, 08/15/42, (1-mo. CME Term SOFR +5.50%)(a)(b)	USD78	78,029
10.78%, 08/15/42, (1-mo. CME Term SOFR +6.75%)(a)(b)	USD32	32,011
BAHA Trust
5.97%, 12/10/41(a)(b)	USD210	217,209
6.84%, 12/10/41(a)(b)	USD10	10,423
7.52%, 12/10/41(a)(b)	USD114	118,816
BAMLL Trust
5.88%, 02/15/42, (1-mo. CME Term SOFR +1.85%)(a)(b)	USD86	86,108
6.38%, 08/15/39, (1-mo. CME Term SOFR +2.35%)(a)(b)	USD20	20,038
9.28%, 02/15/42, (1-mo. CME Term SOFR +5.25%)(a)(b)	USD51	51,005
Banc of America Alternative Loan Trust
5.50%, 10/25/33	USD86	86,975
6.50%, 10/25/36(c)	USD7	1,806
Banc of America Funding Corp., 2.26%, 03/27/36(a)(b)	USD83	71,117
Banc of America Funding Trust, 5.75%, 01/25/37	USD9	7,908

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Bank 2021, 2.90%, 06/15/64(b)	USD13	$11,033
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK33.88%, 02/15/50(b)	USD90	87,993
Barclays Mortgage Loan Trust
5.66%, 01/25/65(a)(c)	USD227	228,150
7.61%, 05/25/65(a)(b)	USD300	304,988
BAY Mortgage Trust, 5.83%, 05/15/35, (1-mo. CME Term SOFR +1.80%)(a)(b)	USD161	161,280
BBCMS Mortgage Trust
4.50%, 07/15/58(a)	USD18	14,299
5.59%, 07/15/58(b)	USD243	256,588
5.84%, 07/15/58(b)	USD27	28,408
6.12%, 07/15/58(b)	USD20	20,796
Series 2018-TALL, Class A, 4.95%, 03/15/37, (1-mo. CME Term SOFR +0.92%)(a)(b)	USD100	94,250
BCAP LLC Trust, 4.15%, 05/26/46, (12-mo. MTA + 0.94%)(a)(b)	USD100	82,313
Bear Stearns Asset Backed Securities I Trust
4.46%, 03/25/36, (1-mo. CME Term SOFR +0.46%)(b)	USD14	3,452
4.67%, 04/25/36, (1-mo. CME Term SOFR +0.67%)(b)	USD117	115,868
Bear Stearns Mortgage Funding Trust, 4.45%, 03/25/37, (1-mo. CME Term SOFR +0.45%)(b)	USD74	68,462
Benchmark Mortgage Trust
5.18%, 10/15/58	USD204	209,969
Series 2020-B21, Class A5, 1.98%, 12/17/53	USD56	49,313
BFLD Commercial Mortgage Trust
4.67%, 10/10/42(a)(b)	USD100	99,927
5.46%, 11/15/42, (1-mo. CME Term SOFR +1.50%)(a)(b)	USD249	249,311
5.52%, 11/15/41, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD20	20,013
7.67%, 11/15/41, (1-mo. CME Term SOFR +3.64%)(a)(b)	USD13	13,028
BFLD Mortgage Trust, 5.92%, 07/15/41, (1-mo. CME Term SOFR +1.89%)(a)(b)	USD16	16,055
BFLD Trust, 5.58%, 06/15/42, (1-mo. CME Term SOFR +1.55%)(a)(b)	USD218	218,719
BHMS Commercial Mortgage Trust, 5.88%, 08/15/42, (1-mo. CME Term SOFR +1.85%)(a)(b)	USD192	192,480
BMP Trust
6.42%, 06/15/41, (1-mo. CME Term SOFR +2.39%)(a)(b)	USD285	285,534
7.42%, 06/15/41, (1-mo. CME Term SOFR +3.39%)(a)(b)	USD11	10,986
BPR Commercial Mortgage Trust, 5.11%, 11/05/42(a)(b)	USD110	110,226
BPR Mortgage Trust, 7.50%, 12/05/39(a)	USD100	104,197
BRAVO Residential Funding Trust
5.46%, 07/25/65(a)(c)	USD193	194,694
5.68%, 11/25/64(a)(c)	USD132	132,854
7.98%, 09/25/63(a)(b)	USD100	100,813
BRES Commercial Mortgage Trust, 5.49%, 11/15/42, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD137	136,652
BSTN Commercial Mortgage Trust, 6.24%, 06/15/44(a)(b)	USD100	103,253
BWAY Trust, 6.31%, 05/05/42(a)(b)	USD18	18,654
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
2.84%, 03/09/44(a)	USD100	$92,567
4.44%, 11/15/41(a)(b)	CAD8	5,485
5.41%, 08/15/42, (1-mo. CME Term SOFR +1.38%)(a)(b)	USD103	102,600
5.48%, 04/15/40, (1-mo. CME Term SOFR +1.44%)(a)(b)	USD190	189,683
5.53%, 10/15/41, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD96	96,038
5.57%, 05/15/34, (1-mo. CME Term SOFR +1.54%)(a)(b)	USD197	197,525
5.67%, 12/15/39, (1-mo. CME Term SOFR +1.64%)(a)(b)	USD226	226,633
5.67%, 05/15/41, (1-mo. CME Term SOFR +1.64%)(a)(b)	USD260	260,225
5.72%, 08/15/39, (1-mo. CME Term SOFR +1.69%)(a)(b)	USD94	93,737
5.79%, 12/09/40, (1-mo. CME Term SOFR +1.76%)(a)(b)	USD107	107,502
6.72%, 03/15/41, (1-mo. CME Term SOFR +2.69%)(a)(b)	USD72	71,995
6.91%, 10/15/41, (1-mo. CME Term SOFR +2.88%)(a)(b)	USD51	51,128
7.17%, 06/15/27, (1-mo. CME Term SOFR +3.14%)(a)(b)	USD100	100,750
7.96%, 10/15/41, (1-mo. CME Term SOFR +3.93%)(a)(b)	USD176	176,092
8.22%, 02/15/39, (1-mo. CME Term SOFR +4.19%)(a)(b)	USD93	93,401
8.91%, 10/15/41, (1-mo. CME Term SOFR +4.87%)(a)(b)	USD162	162,307
BX Trust
4.95%, 02/15/36, (1-mo. CME Term SOFR +0.91%)(a)(b)	USD200	199,882
5.05%, 10/15/36, (1-mo. CME Term SOFR +1.01%)(a)(b)	USD28	27,956
5.48%, 03/15/42, (1-mo. CME Term SOFR +1.44%)(a)(b)	USD281	280,912
5.50%, 10/15/27, (1-mo. CME Term SOFR +1.35%)(a)(b)	USD88	88,055
5.52%, 06/15/41, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD249	249,000
5.53%, 06/15/40, (1-mo. CME Term SOFR +1.50%)(a)(b)	USD280	280,161
5.57%, 06/15/37, (1-mo. CME Term SOFR +1.54%)(a)(b)	USD173	173,184
6.12%, 03/15/41, (1-mo. CME Term SOFR +2.09%)(a)(b)	USD10	10,003
6.17%, 06/15/41, (1-mo. CME Term SOFR +2.14%)(a)(b)	USD100	100,092
6.67%, 06/15/37, (1-mo. CME Term SOFR +2.64%)(a)(b)	USD304	304,789
6.72%, 05/15/38, (1-mo. CME Term SOFR +2.69%)(a)(b)	USD141	141,088
6.72%, 04/15/41, (1-mo. CME Term SOFR +2.69%)(a)(b)	USD74	74,511
6.92%, 06/15/41, (1-mo. CME Term SOFR +2.89%)(a)(b)	USD20	20,000
6.97%, 03/15/30, (1-mo. CME Term SOFR +2.94%)(a)(b)	USD96	95,029
7.33%, 06/15/35, (1-mo. CME Term SOFR +3.3%)(a)(b)	USD137	136,905
7.37%, 05/15/38, (1-mo. CME Term SOFR +3.34%)(a)(b)	USD100	100,250

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.72%, 04/15/41, (1-mo. CME Term SOFR +3.69%)(a)(b)	USD74	$74,041
7.97%, 06/15/41, (1-mo. CME Term SOFR +3.94%)(a)(b)	USD30	30,036
8.08%, 06/15/36, (1-mo. CME Term SOFR +4.04%)(a)(b)	USD10	9,955
8.47%, 03/15/41, (1-mo. CME Term SOFR +4.44%)(a)(b)	USD34	34,126
9.42%, 03/15/41, (1-mo. CME Term SOFR +5.39%)(a)(b)	USD16	16,105
CFK Trust, 2.79%, 03/15/39(a)	USD100	93,379
CFMT LLC, 4.00%, 10/25/54(a)(c)	USD113	111,167
Chase Mortgage Finance Trust
5.72%, 02/25/37(b)	USD100	99,179
6.00%, 07/25/37	USD121	52,925
CHL Mortgage Pass-Through Trust
6.00%, 12/25/36	USD7	3,267
6.00%, 02/25/37	USD798	284,946
CIM Trust
5.66%, 10/25/69(a)(c)	USD123	124,388
6.44%, 10/25/69(a)(b)	USD150	151,482
6.79%, 12/25/67(a)(b)	USD115	116,068
7.06%, 04/25/58(a)(b)	USD100	100,282
CIP Commercial Mortgage Trust
5.50%, 10/15/37, (1-mo. CME Term SOFR +1.40%)(a)(b)	USD332	332,311
7.85%, 10/15/37, (1-mo. CME Term SOFR +3.75%)(a)(b)	USD123	123,154
COAST Commercial Mortgage Trust, 6.62%, 08/15/36, (1-mo. CME Term SOFR + 2.59%)(a)(b)	USD210	209,869
COLT Mortgage Loan Trust
1.73%, 11/26/66(a)(b)	USD85	77,425
4.19%, 02/25/67(a)(b)	USD100	85,176
5.47%, 06/25/70(a)(c)	USD101	101,790
5.48%, 08/25/70(a)(c)	USD98	98,687
7.10%, 08/25/70(a)(b)	USD100	100,776
7.81%, 09/25/68(a)(b)	USD193	194,603
7.94%, 07/25/68(a)(b)	USD262	265,361
Commission Mortgage Trust
5.50%, 08/10/40(a)	USD24	24,098
5.55%, 08/10/41(a)(b)	USD17	17,078
5.87%, 06/15/41, (1-mo. CME Term SOFR +1.84%)(a)(b)	USD41	40,846
6.62%, 06/15/41, (1-mo. CME Term SOFR +2.59%)(a)(b)	USD11	11,027
8.20%, 08/10/40(a)(b)	USD20	20,027
8.52%, 06/15/41, (1-mo. CME Term SOFR +4.49%)(a)(b)	USD14	13,994
9.16%, 08/10/40(a)(b)	USD16	16,020
CONE Trust
5.67%, 08/15/41, (1-mo. CME Term SOFR + 1.64%)(a)(b)	USD30	29,963
7.92%, 08/15/41, (1-mo. CME Term SOFR +3.89%)(a)(b)	USD45	44,945
Countrywide Alternative Loan Trust, 6.00%, 05/25/36	USD94	34,697
Cross Mortgage Trust
5.60%, 06/25/70(a)(b)	USD97	97,337
5.74%, 02/25/70(a)(b)	USD618	623,500
6.48%, 02/25/70(a)(b)	USD350	353,565
CSMC, 7.10%, 08/25/67(a)(b)	USD131	130,496
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
CSMC Trust
5.30%, 11/15/38, (1-mo. CME Term SOFR +1.26%)(a)(b)	USD80	$79,400
9.23%, 12/25/67(a)(b)	USD78	78,289
CSTL Commercial Mortgage Trust
4.76%, 11/10/41(a)(b)	USD40	40,117
5.63%, 11/10/42(a)(b)	USD100	99,505
DBC Mortgage Trust
5.40%, 06/15/38, (1-mo. CME Term SOFR +1.35%)(a)(b)	USD249	249,311
6.10%, 06/15/38, (1-mo. CME Term SOFR + 2.05%)(a)(b)	USD100	100,187
DBGS, 5.92%, 08/15/34, (1-mo. CME Term SOFR +1.88%)(a)(b)	USD250	250,000
DC Trust, 5.73%, 04/13/40(a)(b)	USD10	10,122
Deephaven Residential Mortgage Trust, 5.74%, 07/25/69(a)(c)	USD76	76,918
DK Trust
5.53%, 03/15/34, (1-mo. CME Term SOFR +1.50%)(a)(b)	USD20	20,038
5.62%, 08/15/37, (1-mo. CME Term SOFR + 1.59%)(a)(b)	USD44	44,041
6.92%, 08/15/37, (1-mo. CME Term SOFR +2.89%)(a)(b)	USD15	15,038
8.03%, 03/15/34, (1-mo. CME Term SOFR + 4.00%)(a)(b)	USD58	58,183
Durst Commercial Mortgage Trust
5.15%, 08/10/42(a)(b)	USD120	122,286
6.79%, 08/10/42(a)(b)	USD100	102,870
EFMT
5.03%, 11/25/70(a)(b)	USD100	99,998
5.44%, 07/25/70(a)(c)	USD379	379,390
5.49%, 08/25/70(a)(c)	USD197	198,269
5.63%, 03/25/70(a)(c)	USD165	166,266
6.59%, 01/25/70(a)(b)	USD350	354,705
Ellington Financial Mortgage Trust, 5.71%, 11/25/69(a)(c)	USD116	116,579
ELM Trust
5.80%, 06/10/39(a)(b)	USD11	11,078
5.80%, 06/10/39(a)(b)	USD11	11,103
7.79%, 06/10/39(a)(b)	USD29	29,194
EQT Trust, 5.33%, 07/05/41(a)(b)	USD71	72,628
Extended Stay America Trust, 5.45%, 10/15/42, (1-mo. CME Term SOFR + 1.30%)(a)(b)	USD100	100,187
Fannie Mae REMICS, 5.78%, 05/25/55, (30-day Avg SOFR + 1.60%)(b)	USD270	273,131
Fashion Show Mall LLC, 5.10%, 10/10/41(a)(b)	USD19	19,648
Federal Home Loan Mortgage Corp.
5.58%, 11/25/54, (30-day Avg SOFR + 1.40%)(b)	USD799	804,189
5.58%, 02/25/55, (30-day Avg SOFR + 1.40%)(b)	USD779	783,370
Federal Home Loan Mortgage Corp. Multiclass Certificates, 4.30%, 11/25/32(b)	USD14	13,896
Federal Home Loan Mortgage Corp. REMICS
5.53%, 01/25/55, (30-day Avg SOFR + 1.35%)(b)	USD457	459,787
5.58%, 03/25/55, (30-day Avg SOFR + 1.40%)(b)	USD1,095	1,102,229
Federal National Mortgage Association REMICS, 5.63%, 02/25/55, (30-day Avg SOFR + 1.45%)(b)	USD186	187,771
First Horizon Alternative Mortgage Securities Trust
4.88%, 01/25/37(b)	USD111	86,593

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.93%, 02/25/36(b)	USD11	$6,580
Fontainebleau Miami Beach Mortgage Trust, 5.48%, 12/15/39, (1-mo. CME Term SOFR +1.45%)(a)(b)	USD385	385,477
FREMF Mortgage Trust, 4.23%, 08/25/50(a)(b)	USD95	93,227
Gaea Mortgage Loan Trust, 6.75%, 02/25/30(a)(b)	USD195	189,737
GCAT Trust
0.00%, 06/25/70(a)(c)	USD97	97,513
2.89%, 12/27/66(a)(b)	USD157	147,964
3.92%, 02/25/67(a)(b)	USD180	139,673
4.25%, 05/25/67(a)(b)	USD292	279,762
Government National Mortgage Association
2.25%, 04/16/65	USD10	7,694
3.25%, 09/16/63(b)	USD5	4,308
4.75%, 09/16/54	USD20	19,836
4.75%, 08/16/56	USD57	56,517
4.75%, 07/16/66	USD60	58,856
5.00%, 10/16/56	USD61	61,107
5.00%, 06/16/58	USD144	144,312
5.00%, 05/16/65	USD134	133,611
GS Mortgage Securities Corp. Trust
6.12%, 03/15/28, (1-mo. CME Term SOFR +2.09%)(a)(b)	USD100	100,312
6.68%, 11/25/41, (1-mo. CME Term SOFR + 2.65%)(a)(b)	USD162	162,407
7.43%, 09/10/38(a)(b)	USD10	10,030
7.47%, 08/10/41(a)(b)	USD43	42,897
GSMPS Mortgage Loan Trust, 4.51%, 06/25/34, (1-mo. CME Term SOFR +0.51%)(a)(b)	USD291	262,019
GWT Trust, 5.72%, 05/15/41, (1-mo. CME Term SOFR +1.69%)(a)(b)	USD100	100,187
Harvest Commercial Capital Loan Trust, 6.16%, 10/25/56	USD437	448,862
HIH Trust
5.87%, 10/15/41, (1-mo. CME Term SOFR +1.84%)(a)(b)	USD10	9,883
6.87%, 10/15/41, (1-mo. CME Term SOFR +2.84%)(a)(b)	USD98	98,895
7.67%, 10/15/41, (1-mo. CME Term SOFR +3.64%)(a)(b)	USD10	9,902
HILT Commercial Mortgage Trust, 5.57%, 05/15/37, (1-mo. CME Term SOFR +1.54%)(a)(b)	USD100	100,062
HLTN Commercial Mortgage Trust, 5.67%, 06/15/41, (1-mo. CME Term SOFR +1.64%)(a)(b)	USD263	263,411
HOMES Trust
5.43%, 02/25/70(a)(c)	USD91	91,795
6.39%, 01/25/60(a)(b)	USD200	201,879
6.52%, 01/25/70(a)(b)	USD100	101,203
Homeward Opportunities Fund I Trust, 5.45%, 05/25/65(a)(b)	USD310	310,066
HONO Mortgage Trust, 5.30%, 10/15/36, (1-mo. CME Term SOFR + 1.26%)(a)(b)	USD127	125,861
HTL Commercial Mortgage Trust, 8.20%, 05/10/39(a)(b)	USD100	102,351
ILPT Commercial Mortgage Trust, 5.29%, 07/13/42(a)(b)	USD224	228,422
Impac Secured Assets Trust, 4.45%, 11/25/36, (1-mo. CME Term SOFR +0.45%)(b)	USD25	23,246
IndyMac INDX Mortgage Loan Trust, 4.82%, 01/25/36(b)	USD131	129,954
INT Commercial Mortgage Trust, 4.88%, 11/05/37(a)(b)	USD100	99,937
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
INV Mortgage Trust, 5.77%, 11/15/41, (1-mo. CME Term SOFR + 1.74%)(a)(b)	USD168	$166,740
J.P. Morgan Chase Commercial Mortgage Securities Trust, 5.80%, 10/05/39(a)(b)	USD130	132,276
JP Morgan Alternative Loan Trust, 5.03%, 03/25/36(b)	USD208	155,507
JP Morgan Chase Commercial Mortgage Securities Trust
2.85%, 09/06/38(a)(b)	USD130	127,907
5.17%, 11/09/39(a)(b)	USD50	50,477
5.73%, 03/15/40, (1-mo. CME Term SOFR +1.69%)(a)(b)	USD68	68,387
6.48%, 11/09/39(a)(b)	USD10	10,006
6.85%, 04/15/38, (1-mo. CME Term SOFR +2.81%)(a)(b)	USD90	90,028
7.25%, 11/09/39(a)(b)	USD39	38,983
8.22%, 11/09/39(a)(b)	USD34	33,938
JP Morgan Mortgage Trust
6.41%, 08/25/55(a)(b)	USD253	255,741
7.25%, 12/25/55(a)(b)	USD83	84,216
JP Morgan Resecuritization Trust Series, 0.00% 05/27/36(a)(b)	USD297	50,305
JW Commercial Mortgage Trust
5.65%, 06/15/39, (1-mo. CME Term SOFR +1.62%)(a)(b)	USD113	113,141
7.22%, 06/15/39, (1-mo. CME Term SOFR +3.19%)(a)(b)	USD110	110,727
JW Trust, 5.63%, 11/15/39, (1-mo. CME Term SOFR +1.59%)(a)(b)	USD200	200,187
KSL Commercial Mortgage Trust
5.57%, 12/15/39, (1-mo. CME Term SOFR +1.54%)(a)(b)	USD316	315,348
6.25%, 06/15/42	USD14	13,984
8.45%, 06/05/42	USD160	160,565
LBA Trust
5.48%, 10/15/41, (1-mo. CME Term SOFR + 1.44%)(a)(b)	USD18	18,201
5.62%, 06/15/39, (1-mo. CME Term SOFR +1.59%)(a)(b)	USD170	170,106
6.67%, 10/15/41, (1-mo. CME Term SOFR +2.64%)(a)(b)	USD21	20,964
8.47%, 06/15/39, (1-mo. CME Term SOFR +4.44%)(a)(b)	USD10	9,985
LEX Mortgage Trust, 4.87%, 10/13/33(a)(b)	USD289	290,243
MASTR Reperforming Loan Trust, 7.00%, 08/25/34(a)	USD228	158,071
MCR Mortgage Trust
0.92%, 06/12/39(a)	USD71	681
5.92%, 06/12/39(a)	USD25	25,333
7.14%, 02/15/37, (1-mo. CME Term SOFR +3.11%)(a)(b)	USD81	80,594
7.40%, 06/12/39(a)	USD30	30,385
8.73%, 06/12/39(a)	USD16	16,246
MFA Trust
5.26%, 08/25/70(a)(c)	USD164	164,315
7.09%, 02/25/29(a)(c)	USD120	120,656
Morgan Stanley Capital I, 4.06%, 12/15/50(b)	USD281	272,514
Morgan Stanley Capital I Trust
3.90%, 09/24/57(a)(b)	USD86	84,296
5.58%, 11/15/34, (1-mo. CME Term SOFR +1.55%)(a)(b)	USD100	98,188
5.60%, 12/15/38, (1-mo. CME Term SOFR +1.56%)(a)(b)	USD10	9,300

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Morgan Stanley Resecuritization Trust, 3.91%, 04/26/47, (1-mo. CME Term SOFR +0.37%)(a)(b)	USD100	$77,609
Morgan Stanley Residential Mortgage Loan Trust
5.44%, 07/25/70(a)(c)	USD503	505,627
5.74%, 11/25/69(a)(b)	USD88	88,442
6.50%, 11/25/69(a)(b)	USD100	101,051
6.98%, 07/25/70(a)(b)	USD200	198,683
MTN Commercial Mortgage Trust, 5.44%, 03/15/39, (1-mo. CME Term SOFR +1.40%)(a)(b)	USD100	100,062
NCMF Trust
4.88%, 06/10/33(a)(b)	USD70	70,163
7.53%, 06/10/33(a)(b)	USD136	137,935
8.44%, 06/10/33(a)(b)	USD125	127,296
New Residential Mortgage Loan Trust
5.35%, 07/25/65(a)(b)	USD96	96,590
5.64%, 01/25/65(a)(c)	USD138	139,201
7.04%, 07/25/65(a)(b)	USD105	104,493
7.06%, 05/25/65(a)(b)	USD107	108,424
NRTH Commercial Mortgage Trust, 5.54%, 10/15/40, (1-mo. CME Term SOFR + 1.39%)(a)(b)	USD100	100,031
NYC Commercial Mortgage Trust
4.67%, 11/05/38(a)(b)	USD100	99,910
5.74%, 10/15/40, (1-mo. CME Term SOFR + 1.74%)(a)(b)	USD134	134,000
7.39%, 07/13/42(a)(b)	USD53	53,500
NYCT Trust 2024-3ELV, 6.87%, 08/15/29, (1-mo. CME Term SOFR +2.84%)(a)(b)	USD110	110,203
NYMT Loan Trust, 5.38%, 06/25/69(a)(b)	USD87	87,287
OBX Trust, 5.65%, 12/01/64(a)(c)	USD88	89,163
One New York Plaza Trust, 5.10%, 01/15/36, (1-mo. CME Term SOFR +1.06%)(a)(b)	USD40	39,000
OPEN Trust, 7.12%, 11/15/40, (1-mo. CME Term SOFR +3.09%)(a)(b)	USD6	6,501
PGA Trust, 5.92%, 06/15/39, (1-mo. CME Term SOFR +1.89%)(a)(b)	USD107	107,100
PRKCM Trust, 4.10%, 04/25/57(a)(b)	USD105	105,019
PRM5 Trust, 5.62%, 03/10/33(a)(b)	USD69	68,686
PRPM Trust
5.80%, 11/25/69(a)(c)	USD182	183,316
6.65%, 11/25/69(a)(b)	USD172	174,016
Rain City Mortgage Trust, 6.53%, 09/25/29(a)(b)	USD100	101,077
RALI Series Trust, 4.47%, 12/25/36, (1-mo. CME Term SOFR +0.47%)(b)	USD189	169,932
Residential Mortgage Loan Trust, 6.04%, 05/25/59(a)(b)	USD100	99,442
RFMSI Series Trust, 5.73%, 10/25/37(b)	USD53	32,199
RFMSI Trust, 5.44%, 11/25/36(b)	USD7	5,639
SAIF Securitization Trust, 5.97%, 07/25/54(a)(c)	USD67	67,100
Saluda Grade Alternative Mortgage Trust
7.50%, 02/25/30(a)(c)	USD126	126,626
7.76%, 04/25/30(a)(c)	USD100	100,927
Santander Mortgage Asset Receivable Trust, 7.24%, 05/25/65(a)(b)	USD210	211,271
SCG Commercial Mortgage Trust, 5.28%, 08/15/42, (1-mo. CME Term SOFR +1.25%)(a)(b)	USD120	120,037
SCG Mortgage Trust, 5.77%, 04/15/41, (1-mo. CME Term SOFR +1.74%)(a)(b)	USD242	241,849
SDAL Trust, 6.47%, 04/15/42, (1-mo. CME Term SOFR +2.44%)(a)(b)	USD100	100,742
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
SELF Commercial Mortgage Trust
5.57%, 11/15/34, (1-mo. CME Term SOFR +1.54%)(a)(b)	USD140	$140,000
8.22%, 11/15/34, (1-mo. CME Term SOFR +4.19%)(a)(b)	USD100	100,124
Shops at Crystals Trust, 3.73%, 07/05/36(a)(b)	USD206	203,968
SHR Trust, 5.98%, 10/15/41, (1-mo. CME Term SOFR +1.95%)(a)(b)	USD100	100,063
SLG Office Trust, 2.59%, 07/15/41(a)	USD425	379,140
Spruce Hill Mortgage Loan Trust, 5.00%, 06/25/55(a)(b)	USD80	78,884
Toorak Mortgage Trust, 6.33%, 10/25/31(a)(c)	USD100	100,385
TRK Trust, 4.10%, 11/25/56(a)(b)	USD137	115,594
UBS Commercial Mortgage Trust, Series 2018-C15, Class B, 4.92%, 12/15/51(b)	USD71	69,011
VCC Trust, 8.16%, 05/25/55(a)(c)	USD83	82,615
VEGAS Trust
5.52%, 11/10/39(a)	USD10	10,121
6.22%, 07/10/36(a)(b)	USD100	98,944
6.22%, 07/10/36(a)(b)	USD40	40,256
Velocity Commercial Capital Loan Trust
2.61%, 02/25/50(a)(b)	USD128	118,956
5.67%, 04/25/55(a)(b)	USD331	333,502
5.87%, 06/25/55(a)(b)	USD261	263,824
6.55%, 01/25/54(a)(b)	USD62	62,291
9.67%, 12/25/54(a)(b)	USD99	100,200
Verus Securitization Trust
1.82%, 11/25/66(a)(b)	USD75	69,742
5.42%, 07/25/70(a)(c)	USD634	638,567
5.43%, 06/25/70(a)(c)	USD111	111,314
6.40%, 05/25/65(a)(b)	USD100	99,069
6.50%, 09/25/69(a)(b)	USD100	99,681
7.06%, 06/25/70(a)(b)	USD100	100,724
7.72%, 03/25/68(a)(b)	USD200	200,386
8.08%, 12/25/68(a)(b)	USD100	101,591
Visio Trust, 5.95%, 08/25/57(a)(b)	USD100	99,548
Vista Point Securitization Trust, 5.16%, 04/25/65(a)(b)	USD100	97,417
WaMu Mortgage Pass-Through Certificates Series Trust, 4.91%, 06/25/47, (12-mo. MTA + 0.80%)(b)	USD104	87,699
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
4.45%, 12/25/36, (1-mo. CME Term SOFR +0.45%)(b)	USD213	178,527
4.83%, 12/25/46, (12-mo. MTA + 0.72%)(b)	USD119	98,799
Wells Fargo Commercial Mortgage Trust
0.09%, 07/15/43(a)(b)	USD153	1,286
3.75%, 03/15/59	USD150	149,099
6.22%, 07/15/43(a)	USD219	226,087
6.43%, 07/15/43(a)	USD12	12,128
7.08%, 07/15/43(a)	USD17	17,147
Series 2015-C31, Class B, 4.48%, 11/15/48(b)	USD80	79,745
WEST Trust, 5.28%, 04/10/35(a)(b)	USD108	109,663
WHARF Commercial Mortgage Trust, 7.72%, 07/15/40(a)(b)	USD100	102,451
		42,154,315
Total Collateralized Mortgage Obligations — 15.1% (Cost: $42,298,272)		42,686,561
Convertible Bonds
Media — 0.0%
AMC Networks Inc., 4.25%, 02/15/29	$9	8,123

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services — 0.0%
Solaris Energy Infrastructure Inc., 0.25%, 10/01/31	$87	$103,443
Total Convertible Bonds — 0.0% (Cost: $112,786)		111,566
Corporate Bonds & Notes
Advertising — 0.0%
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/29(a)	USD25	24,143
Aerospace & Defense — 0.3%
Boeing Co. (The)
2.25%, 06/15/26	USD178	175,673
7.01%, 05/01/64	USD146	167,098
Bombardier Inc., 7.25%, 07/01/31(a)(d)	USD16	16,983
Embraer Netherlands Finance BV, 5.98%, 02/11/35	USD197	210,593
L3Harris Technologies Inc., 4.85%, 04/27/35	USD20	19,977
Northrop Grumman Corp.
4.03%, 10/15/47	USD141	115,735
4.95%, 03/15/53	USD71	65,320
5.25%, 05/01/50	USD44	42,504
TransDigm Inc.
4.63%, 01/15/29	USD23	22,623
6.63%, 03/01/32(a)	USD25	25,852
6.75%, 08/15/28(a)	USD50	50,986
		913,344
Agriculture — 0.6%
Altria Group Inc.
3.40%, 02/04/41	USD254	195,787
3.88%, 09/16/46	USD34	25,897
4.25%, 08/09/42	USD19	15,917
5.25%, 08/06/35	USD75	75,642
5.63%, 02/06/35	USD197	204,176
6.20%, 02/14/59	USD13	13,300
BAT Capital Corp.
4.54%, 08/15/47	USD252	211,240
4.63%, 03/22/33	USD120	118,552
4.76%, 09/06/49	USD196	167,263
5.28%, 04/02/50	USD27	24,651
5.65%, 03/16/52	USD144	137,422
7.08%, 08/02/43	USD127	143,168
7.08%, 08/02/53	USD69	78,873
Reynolds American Inc.
5.85%, 08/15/45	USD239	236,926
6.15%, 09/15/43	USD26	26,757
7.00%, 08/04/41	USD10	10,686
		1,686,257
Airlines — 0.0%
Allegiant Travel Co., 7.25%, 08/15/27(a)	USD8	8,090
American Airlines 2025-1 Class B Pass Through Trust, Series B, 5.65%, 05/11/36	USD9	9,110
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	USD23	23,206
United Airlines Inc., 4.63%, 04/15/29(a)	USD22	21,789
		62,195
Apparel — 0.0%
Hanesbrands Inc., 9.00%, 02/15/31(a)(d)	USD23	24,250
Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC
5.92%, 03/20/28	USD402	410,731
6.80%, 11/07/28	USD200	208,984
General Motors Financial Co. Inc.
5.40%, 04/06/26	USD7	7,031
Security	Par (000)	Value
Auto Manufacturers (continued)
5.90%, 01/07/35	USD25	$26,043
5.95%, 04/04/34	USD43	44,966
6.10%, 01/07/34	USD22	23,248
Nissan Motor Acceptance Co. LLC
5.63%, 09/29/28(a)	USD31	30,977
7.05%, 09/15/28(a)	USD100	104,035
		856,015
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 7.50%, 02/15/33(a)(d)	USD50	51,685
American Axle & Manufacturing Inc., 5.00%, 10/01/29(d)	USD26	24,708
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 02/15/30(a)	USD50	51,834
Dana Inc., 5.63%, 06/15/28	USD50	49,951
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/29	USD12	11,422
Tenneco Inc., 8.00%, 11/17/28(a)	USD25	24,932
		214,532
Banks — 5.4%
Bank of America Corp.
1.92%, 10/24/31, (1-day SOFR + 1.37%)(b)	USD42	37,372
2.57%, 10/20/32, (1-day SOFR + 1.21%)(b)	USD136	122,308
2.83%, 10/24/51, (1-day SOFR + 1.88%)(b)	USD61	39,522
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(b)	USD27	25,641
2.97%, 02/04/33, (1-day SOFR + 1.33%)(b)	USD339	309,134
3.42%, 12/20/28, (3-mo. CME Term SOFR +1.30%)(b)	USD103	101,407
3.59%, 07/21/28, (3-mo. CME Term SOFR +1.63%)(b)	USD192	190,310
4.57%, 04/27/33, (1-day SOFR + 1.83%)(b)	USD164	163,730
4.62%, 05/09/29, (1-day SOFR + 1.11%)(b)	USD446	451,366
4.88%, 04/01/44	USD66	63,287
5.02%, 07/22/33, (1-day SOFR + 2.16%)(b)	USD10	10,238
5.16%, 01/24/31, (1-day SOFR + 1.00%)(b)	USD20	20,651
5.20%, 04/25/29, (1-day SOFR + 1.63%)(b)	USD75	76,812
5.29%, 04/25/34, (1-day SOFR + 1.91%)(b)	USD131	135,544
5.46%, 05/09/36, (1-day SOFR + 1.64%)(b)	USD260	272,008
5.51%, 01/24/36, (1-day SOFR + 1.31%)(b)	USD94	98,411
5.82%, 09/15/29, (1-day SOFR + 1.57%)(b)	USD90	93,932
Citigroup Inc.
2.67%, 01/29/31, (1-day SOFR + 1.15%)(b)	USD11	10,252
2.98%, 11/05/30, (1-day SOFR + 1.42%)(b)	USD206	195,349
3.06%, 01/25/33, (1-day SOFR + 1.35%)(b)	USD392	358,162
3.79%, 03/17/33, (1-day SOFR + 1.94%)(b)	USD85	80,840
4.11%, 04/29/36, (3-mo. EURIBOR + 1.58%)(b)	EUR200	239,181
4.50%, 09/11/31, (1-day SOFR + 1.17%)(b)	USD321	321,390
4.54%, 09/19/30, (1-day SOFR + 1.34%)(b)	USD88	88,575
4.64%, 05/07/28, (1-day SOFR + 1.14%)(b)	USD150	150,974
4.79%, 03/04/29, (1-day SOFR + 0.87%)(b)	USD254	257,299
4.95%, 05/07/31, (1-day SOFR + 1.46%)(b)	USD25	25,502
5.17%, 09/11/36, (1-day SOFR + 1.49%)(b)	USD40	40,498
6.27%, 11/17/33, (1-day SOFR + 2.34%)(b)	USD10	10,911
First Citizens BancShares Inc./NC, 6.25%, 03/12/40, (5-year CMT + 1.97%)(b)	USD63	63,953
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	USD10	11,132
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.82%)(b)	USD30	29,313
1.99%, 01/27/32, (1-day SOFR + 1.09%)(b)	USD372	328,950
2.38%, 07/21/32, (1-day SOFR + 1.25%)(b)	USD15	13,367
2.62%, 04/22/32, (1-day SOFR + 1.28%)(b)	USD45	40,839
2.64%, 02/24/28, (1-day SOFR + 1.11%)(b)	USD174	170,595
2.65%, 10/21/32, (1-day SOFR + 1.26%)(b)	USD41	36,881

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.10%, 02/24/33, (1-day SOFR + 1.41%)(b)	USD426	$390,852
3.81%, 04/23/29, (3-mo. CME Term SOFR +1.42%)(b)	USD121	119,833
4.15%, 10/21/29, (1-day SOFR + 0.90%)(b)	USD58	57,828
4.22%, 05/01/29, (3-mo. CME Term SOFR +1.56%)(b)	USD262	262,111
4.48%, 08/23/28, (1-day SOFR + 1.73%)(b)	USD327	328,685
4.94%, 04/23/28, (1-day SOFR + 1.32%)(b)	USD419	423,524
5.02%, 10/23/35, (1-day SOFR + 1.42%)(b)	USD72	72,488
5.05%, 07/23/30, (1-day SOFR + 1.21%)(b)	USD117	119,722
5.21%, 01/28/31, (1-day SOFR + 1.08%)(b)	USD123	126,924
5.33%, 07/23/35, (1-day SOFR + 1.55%)(b)	USD88	90,626
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(b)	USD93	82,288
2.07%, 06/01/29, (1-day SOFR + 1.02%)(b)	USD463	440,156
2.96%, 01/25/33, (1-day SOFR + 1.26%)(b)	USD22	20,158
4.51%, 10/22/28, (1-day SOFR + 0.86%)(b)	USD625	629,834
4.92%, 01/24/29, (1-day SOFR + 0.80%)(b)	USD83	84,474
4.95%, 10/22/35, (1-day SOFR + 1.34%)(b)	USD24	24,269
5.00%, 07/22/30, (1-day SOFR + 0.13%)(b)	USD566	580,690
5.10%, 04/22/31, (1-day SOFR + 1.44%)(b)	USD25	25,822
5.14%, 01/24/31, (1-day SOFR + 1.01%)(b)	USD718	741,863
5.29%, 07/22/35, (1-day SOFR + 1.46%)(b)	USD353	365,026
5.35%, 06/01/34, (1-day SOFR + 1.85%)(b)	USD60	62,633
5.50%, 01/24/36, (1-day SOFR + 1.32%)(b)	USD388	407,165
KeyBank NA, 5.00%, 01/26/33	USD250	251,734
Morgan Stanley
1.59%, 05/04/27, (1-day SOFR + 0.88%)(b)	USD56	55,242
1.79%, 02/13/32, (1-day SOFR + 1.03%)(b)	USD263	230,015
2.48%, 01/21/28, (1-day SOFR + 1.00%)(b)	USD225	220,529
2.70%, 01/22/31, (1-day SOFR + 1.14%)(b)	USD24	22,466
2.94%, 01/21/33, (1-day SOFR + 1.29%)(b)	USD106	96,483
3.77%, 01/24/29, (3-mo. CME Term SOFR +1.40%)(b)	USD239	236,963
4.10%, 05/22/36, (3-mo. EURIBOR + 1.55%)(b)	EUR200	240,050
4.99%, 04/12/29, (1-day SOFR + 1.38%)(b)	USD565	575,507
5.19%, 04/17/31, (1-day SOFR + 1.51%)(b)	USD116	119,577
5.23%, 01/15/31, (1-day SOFR + 1.11%)(b)	USD677	698,926
5.25%, 04/21/34, (1-day SOFR + 1.87%)(b)	USD786	811,212
5.32%, 07/19/35, (1-day SOFR + 1.56%)(b)	USD156	160,434
5.66%, 04/18/30, (1-day SOFR + 1.26%)(b)	USD261	272,265
7.25%, 04/01/32	USD11	12,725
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(b)	USD260	259,392
Texas Capital Bancshares Inc., 4.00%, 05/06/31, (5-year CMT + 3.15%)(b)	USD32	31,481
Wells Fargo & Co.
3.35%, 03/02/33, (1-day SOFR + 1.50%)(b)	USD77	71,789
3.90%, 07/22/32, (3-mo. EURIBOR + 1.22%)(b)(e)	EUR200	239,236
3.90%, 05/01/45	USD21	17,227
4.61%, 04/25/53, (1-day SOFR + 2.13%)(b)	USD44	38,615
4.90%, 07/25/33, (1-day SOFR + 2.10%)(b)	USD41	41,619
5.21%, 12/03/35, (1-day SOFR + 1.38%)(b)	USD36	36,819
5.24%, 01/24/31, (1-day SOFR + 1.11%)(b)	USD167	172,842
5.39%, 04/24/34, (1-day SOFR + 2.02%)(b)	USD248	257,567
5.50%, 01/23/35, (1-day SOFR + 1.78%)(b)	USD19	19,834
5.61%, 04/23/36, (1-day SOFR + 1.74%)(b)	USD62	65,154
5.71%, 04/22/28, (1-day SOFR + 0.07%)(b)	USD44	44,964
		15,443,274
Beverages — 0.0%
Heineken NV, 3.51%, 05/03/34(e)	EUR110	128,341
Security	Par (000)	Value
Biotechnology — 0.1%
Amgen Inc.
2.77%, 09/01/53	USD70	$42,554
4.40%, 02/22/62	USD36	28,830
5.75%, 03/02/63	USD13	12,984
Biocon Biologics Global PLC, 6.67%, 10/09/29(e)	USD200	197,555
		281,923
Building Materials — 0.1%
Builders FirstSource Inc., 5.00%, 03/01/30(a)	USD17	16,829
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)	USD100	92,442
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30(a)	USD50	51,401
Quikrete Holdings Inc., 6.38%, 03/01/32(a)	USD50	51,861
Standard Industries Inc./New York, 4.75%, 01/15/28(a)	USD12	11,961
		224,494
Chemicals — 0.3%
Brenntag Finance BV, 3.38%, 10/02/31(e)	EUR200	229,707
Celanese U.S. Holdings LLC, 7.05%, 11/15/30	USD50	50,881
Chemours Co. (The), 5.75%, 11/15/28(a)	USD23	22,039
Dow Chemical Co. (The)
4.80%, 01/15/31	USD83	82,719
5.60%, 02/15/54	USD15	13,469
5.65%, 03/15/36(d)	USD14	14,014
NOVA Chemicals Corp., 4.25%, 05/15/29(a)	USD25	24,330
Olin Corp., 5.00%, 02/01/30(d)	USD27	26,258
Orbia Advance Corp. SAB de CV, 6.80%, 05/13/30(a)	USD200	200,310
Tronox Inc., 4.63%, 03/15/29(a)(d)	USD100	61,478
		725,205
Commercial Services — 0.6%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD24	24,989
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 4.75%, 04/01/28(a)	USD12	11,515
Block Inc.
3.50%, 06/01/31	USD300	279,326
5.63%, 08/15/30(a)	USD100	101,511
Brink's Co. (The), 4.63%, 10/15/27(a)	USD11	10,926
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(e)	USD180	207,000
EquipmentShare.com Inc., 9.00%, 05/15/28(a)	USD50	50,377
Garda World Security Corp., 8.25%, 08/01/32(a)	USD50	50,877
GEO Group Inc. (The), 8.63%, 04/15/29	USD100	105,532
Herc Holdings Inc., 6.63%, 06/15/29(a)	USD50	51,633
Kaspi.KZ JSC
6.25%, 03/26/30(a)	USD200	205,392
6.25%, 03/26/30(e)	USD200	205,392
RR Donnelley & Sons Co., 10.88%, 08/01/29(a)	USD100	100,523
United Rentals North America Inc., 3.75%, 01/15/32	USD100	93,033
Worldline SA/France, 0.88%, 06/30/27(e)	EUR100	99,962
		1,597,988
Computers — 0.4%
Amentum Holdings Inc., 7.25%, 08/01/32(a)	USD50	52,035
Apple Inc., 4.85%, 05/10/53	USD97	94,105
Gartner Inc.
3.63%, 06/15/29(a)	USD365	350,409
3.75%, 10/01/30(a)	USD131	123,935
4.50%, 07/01/28(a)	USD470	466,135
McAfee Corp., 7.38%, 02/15/30(a)(d)	USD100	91,544
NCR Voyix Corp., 5.00%, 10/01/28(a)	USD17	16,835
		1,194,998

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services — 1.2%
American Express Co., 4.92%, 07/20/33, (1-day SOFR + 1.22%)(b)	USD119	$121,242
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/44(a)	USD125	127,528
Credit Acceptance Corp., 6.63%, 03/15/30(a)	USD100	99,952
Flourishing Trade & Investment Ltd., 11.04%, 04/02/30(f)	USD211	219,412
Freedom Mortgage Holdings LLC, 8.38%, 04/01/32(a)	USD100	104,261
Jane Street Group/JSG Finance Inc., 7.13%, 04/30/31(a)	USD50	52,468
PennyMac Financial Services Inc., 7.13%, 11/15/30(a)	USD50	52,349
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)	USD28	27,485
4.00%, 10/15/33(a)(d)	USD50	46,044
Synchrony Financial
2.88%, 10/28/31	USD287	254,817
3.95%, 12/01/27	USD141	139,798
5.02%, 07/29/29, (1-day SOFR + 1.40%)(b)	USD314	316,328
5.15%, 03/19/29	USD335	340,147
5.45%, 03/06/31, (1-day SOFR + 1.68%)(b)	USD338	343,822
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(b)(d)	USD283	292,756
7.25%, 02/02/33(d)	USD188	199,286
Trust Fibra Uno, 7.70%, 01/23/32(e)	USD442	483,088
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	USD27	26,591
UWM Holdings LLC
6.25%, 03/15/31(a)	USD14	13,975
6.63%, 02/01/30(a)	USD12	12,225
		3,273,574
Electric — 4.1%
AEP Texas Inc.
3.45%, 05/15/51	USD48	33,237
5.40%, 06/01/33	USD24	24,733
5.70%, 05/15/34	USD18	18,783
Series E, 6.65%, 02/15/33	USD14	15,392
Series G, 4.15%, 05/01/49	USD22	17,259
Series H, 3.45%, 01/15/50	USD39	27,197
AEP Transmission Co. LLC
3.15%, 09/15/49	USD47	32,608
3.75%, 12/01/47	USD24	18,737
3.80%, 06/15/49	USD6	4,656
5.38%, 06/15/35	USD72	74,577
Series N, 2.75%, 08/15/51	USD20	12,679
AES Corp. (The), 6.95%, 07/15/55, (5-year CMT + 2.89%)(b)	USD100	96,749
Alabama Power Co.
3.85%, 12/01/42	USD9	7,494
5.50%, 03/15/41	USD15	15,244
6.00%, 03/01/39	USD12	13,060
Baltimore Gas & Electric Co.
2.90%, 06/15/50	USD5	3,288
3.75%, 08/15/47	USD17	13,330
Calpine Corp., 4.63%, 02/01/29(a)	USD23	22,859
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(e)	USD200	205,626
Continuum Green Energy India Pvt / Co-Issuers, 7.50%, 06/26/33(e)	USD193	203,390
Diamond II Ltd., 7.95%, 07/28/26(e)	USD200	201,202
Dominion Energy Inc., Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(b)	USD60	65,538
Dominion Energy South Carolina Inc., Series 2025, 5.30%, 01/15/35	USD9	9,359
Security	Par (000)	Value
Electric (continued)
Duke Energy Carolinas LLC
3.20%, 08/15/49	USD64	$44,719
3.45%, 04/15/51	USD41	29,766
3.55%, 03/15/52	USD29	21,398
3.70%, 12/01/47	USD27	20,923
5.35%, 01/15/53	USD58	57,094
5.40%, 01/15/54	USD39	38,759
Duke Energy Corp.
3.50%, 06/15/51	USD12	8,493
3.95%, 08/15/47	USD26	20,514
5.80%, 06/15/54	USD349	352,515
Duke Energy Florida LLC, 3.00%, 12/15/51	USD33	21,789
Duke Energy Ohio Inc.
2.13%, 06/01/30	USD99	90,616
5.25%, 04/01/33	USD47	48,817
5.55%, 03/15/54	USD50	50,254
Duke Energy Progress LLC
2.50%, 08/15/50	USD178	107,213
4.00%, 04/01/52	USD9	7,160
5.05%, 03/15/35	USD258	263,104
5.55%, 03/15/55	USD10	10,086
FirstEnergy Corp.
2.65%, 03/01/30	USD114	105,772
Series B, 3.90%, 07/15/27	USD180	178,874
Series C, 3.40%, 03/01/50	USD563	394,279
Series C, 4.85%, 07/15/47	USD153	135,934
FirstEnergy Transmission LLC
4.55%, 04/01/49(a)	USD135	116,917
4.55%, 04/01/49(e)	USD36	31,178
4.75%, 01/15/33(a)	USD207	206,784
5.00%, 01/15/35	USD260	260,639
5.45%, 07/15/44(a)	USD46	44,891
Florida Power & Light Co.
2.88%, 12/04/51	USD83	54,074
3.15%, 10/01/49	USD50	34,957
Georgia Power Co.
4.70%, 05/15/32	USD24	24,330
4.85%, 03/15/31	USD11	11,288
4.95%, 05/17/33	USD28	28,583
Series A, 3.25%, 03/15/51	USD109	76,413
Series B, 3.70%, 01/30/50	USD16	12,274
India Clean Energy Holdings, 4.50%, 04/18/27(e)	USD200	195,600
MidAmerican Energy Co.
3.15%, 04/15/50	USD36	24,952
3.65%, 08/01/48	USD8	6,104
Minejesa Capital BV, 5.63%, 08/10/37(e)	USD216	215,244
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)	USD169	167,350
MVM Energetika Zrt, 6.50%, 03/13/31(e)	USD200	212,000
NRG Energy Inc.
3.63%, 02/15/31(a)	USD24	22,404
4.45%, 06/15/29(a)	USD349	346,652
7.00%, 03/15/33(a)	USD326	359,840
Ohio Power Co.
4.00%, 06/01/49	USD21	16,343
Series P, 2.60%, 04/01/30	USD57	53,107
Series Q, 1.63%, 01/15/31	USD50	43,503
Series R, 2.90%, 10/01/51	USD66	41,381
Pacific Gas and Electric Co.
3.30%, 08/01/40	USD218	165,549
3.50%, 08/01/50	USD209	142,818
3.75%, 08/15/42	USD13	9,919
4.00%, 12/01/46	USD197	148,946
4.25%, 03/15/46	USD66	52,078
4.60%, 06/15/43	USD8	6,745

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.75%, 02/15/44	USD51	$43,541
4.95%, 07/01/50	USD111	95,542
5.25%, 03/01/52	USD52	46,072
5.90%, 10/01/54	USD157	152,845
6.10%, 10/15/55	USD99	98,926
6.15%, 01/15/33	USD72	76,421
6.15%, 03/01/55	USD172	173,165
6.40%, 06/15/33	USD82	88,234
6.75%, 01/15/53	USD365	394,243
PECO Energy Co.
2.85%, 09/15/51	USD20	12,921
3.70%, 09/15/47	USD17	13,324
3.90%, 03/01/48	USD9	7,269
4.60%, 05/15/52	USD9	7,982
5.25%, 09/15/54	USD64	62,148
PG&E Corp.
5.25%, 07/01/30(d)	USD940	930,229
7.38%, 03/15/55, (5-year CMT + 3.88%)(b)	USD510	524,548
Pinnacle West Capital Corp., 5.15%, 05/15/30	USD224	230,830
Southern Co. (The)
4.25%, 07/01/36	USD91	85,007
4.85%, 03/15/35	USD61	60,398
5.70%, 10/15/32	USD65	68,894
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(e)	USD128	131,723
Vistra Operations Co. LLC
4.60%, 10/15/30(a)	USD55	54,646
5.00%, 07/31/27(a)	USD16	16,009
5.05%, 12/30/26(a)	USD788	793,413
5.70%, 12/30/34(a)	USD485	498,166
6.00%, 04/15/34(a)	USD136	142,654
6.95%, 10/15/33(a)	USD271	301,435
7.75%, 10/15/31(a)	USD100	106,123
VoltaGrid LLC, 7.38%, 11/01/30(a)	USD49	49,836
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(a)(d)	USD100	104,628
		11,649,111
Electrical Components & Equipment — 0.0%
Energizer Holdings Inc., 4.38%, 03/31/29(a)	USD18	17,277
Electronics — 0.0%
Sensata Technologies Inc., 4.38%, 02/15/30(a)	USD25	24,107
Energy - Alternate Sources — 0.1%
ReNew Pvt Ltd., 5.88%, 03/05/27(e)	USD200	199,605
Engineering & Construction — 0.1%
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(e)	USD200	208,060
Entertainment — 0.5%
Caesars Entertainment Inc., 4.63%, 10/15/29(a)(d)	USD11	10,349
Churchill Downs Inc., 6.75%, 05/01/31(a)	USD24	24,539
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	USD25	24,394
4.75%, 10/15/27(a)	USD12	11,961
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	USD11	10,677
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(a)	USD100	104,343
Warnermedia Holdings Inc.
3.76%, 03/15/27	USD1,313	1,299,791
5.14%, 03/15/52	USD3	2,280
Security	Par (000)	Value
Entertainment (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	USD16	$15,995
		1,504,329
Environmental Control — 0.0%
GFL Environmental Inc., 4.00%, 08/01/28(a)	USD50	48,913
Reworld Holding Corp., 4.88%, 12/01/29(a)	USD28	26,310
		75,223
Food — 0.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.50%, 03/15/29(a)	USD50	47,653
Pilgrim's Pride Corp., 4.25%, 04/15/31	USD18	17,422
Post Holdings Inc., 4.63%, 04/15/30(a)	USD6	5,817
		70,892
Food Service — 0.0%
TKC Holdings Inc., 10.50%, 05/15/29(a)	USD45	46,277
Forest Products & Paper — 0.1%
Suzano Austria GmbH, 3.13%, 01/15/32	USD229	205,173
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(a)	USD6	6,224
Health Care - Products — 0.1%
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	USD19	19,855
Medline Borrower LP
3.88%, 04/01/29(a)	USD27	26,225
5.25%, 10/01/29(a)	USD50	49,810
Solventum Corp.
5.40%, 03/01/29	USD78	80,670
5.60%, 03/23/34	USD137	142,484
		319,044
Health Care - Services — 0.7%
Centene Corp., 4.25%, 12/15/27	USD37	36,467
Charles River Laboratories International Inc., 3.75%, 03/15/29(a)	USD6	5,752
CHS/Community Health Systems Inc., 10.88%, 01/15/32(a)	USD100	107,803
Elevance Health Inc.
3.13%, 05/15/50	USD40	26,656
3.60%, 03/15/51	USD63	45,442
5.65%, 06/15/54	USD23	22,654
5.70%, 02/15/55	USD20	19,767
6.10%, 10/15/52	USD2	2,091
Encompass Health Corp., 4.75%, 02/01/30	USD25	24,737
HCA Inc.
3.50%, 07/15/51	USD94	65,107
4.60%, 11/15/32	USD315	313,044
4.63%, 03/15/52	USD18	14,938
5.13%, 06/15/39	USD23	22,367
5.45%, 04/01/31	USD155	161,323
5.50%, 03/01/32	USD49	51,138
5.50%, 06/15/47	USD6	5,763
5.60%, 04/01/34	USD92	95,768
5.75%, 03/01/35	USD378	396,581
5.88%, 02/01/29	USD32	33,328
5.90%, 06/01/53	USD10	9,955
6.10%, 04/01/64	USD83	83,902
6.20%, 03/01/55	USD121	125,644
IQVIA Inc., 6.25%, 06/01/32(a)	USD100	104,227
LifePoint Health Inc., 11.00%, 10/15/30(a)	USD50	55,130
Molina Healthcare Inc., 4.38%, 06/15/28(a)	USD16	15,584
Select Medical Corp., 6.25%, 12/01/32(a)	USD7	7,101
Team Health Holdings Inc., 13.50%, 06/30/28, (9.00 % cashAnd 4.50 % in PIK)(a)(g)	USD100	107,875

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Tenet Healthcare Corp.
4.25%, 06/01/29	USD104	$101,678
4.63%, 06/15/28	USD16	15,936
		2,077,758
Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)	USD3	2,836
4.63%, 04/01/30(a)	USD10	9,414
6.88%, 08/01/33(a)	USD7	7,006
Beazer Homes USA Inc., 7.25%, 10/15/29	USD18	18,253
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)	USD12	11,086
5.00%, 06/15/29(a)	USD6	5,755
Forestar Group Inc., 5.00%, 03/01/28(a)	USD11	10,975
LGI Homes Inc.
7.00%, 11/15/32(a)	USD15	14,395
8.75%, 12/15/28(a)	USD13	13,520
Mattamy Group Corp.
4.63%, 03/01/30(a)	USD15	14,551
5.25%, 12/15/27(a)	USD18	17,930
STL Holding Co. LLC, 8.75%, 02/15/29(a)	USD10	10,485
Taylor Morrison Communities Inc., 5.75%, 01/15/28(a)	USD15	15,219
		151,425
Housewares — 0.0%
Newell Brands Inc., 6.63%, 09/15/29	USD25	24,449
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32	USD25	23,111
		47,560
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%, 01/15/31(a)	USD50	51,787
7.38%, 10/01/32(a)	USD100	103,180
		154,967
Internet — 1.2%
AppLovin Corp.
5.13%, 12/01/29	USD313	319,489
5.38%, 12/01/31	USD661	682,231
5.95%, 12/01/54	USD276	276,533
Beignet Investor LLC, 6.58%, 05/30/49(a)	USD977	1,042,173
Match Group Holdings II LLC, 4.63%, 06/01/28(a)	USD26	25,625
Meta Platforms Inc.
4.65%, 08/15/62	USD221	183,880
5.55%, 08/15/64	USD125	121,036
5.75%, 05/15/63	USD35	34,893
Prosus NV, 4.19%, 01/19/32(e)	USD413	397,257
Rakuten Group Inc., 9.75%, 04/15/29(e)	USD200	224,326
		3,307,443
Iron & Steel — 0.2%
Cleveland-Cliffs Inc.
7.00%, 03/15/32(a)(d)	USD50	51,125
7.50%, 09/15/31(a)	USD23	24,077
Mineral Resources Ltd.
8.00%, 11/01/27(a)	USD116	118,473
8.50%, 05/01/30(a)(d)	USD104	108,423
9.25%, 10/01/28(a)	USD23	24,116
Vale Overseas Ltd., 6.40%, 06/28/54	USD200	208,300
		534,514
Leisure Time — 0.0%
Carnival Corp., 5.75%, 08/01/32(a)	USD11	11,300
Royal Caribbean Cruises Ltd., 5.38%, 01/15/36	USD65	65,440
Security	Par (000)	Value
Leisure Time (continued)
Viking Cruises Ltd., 7.00%, 02/15/29(a)	USD24	$24,136
		100,876
Lodging — 0.4%
Boyd Gaming Corp., 4.75%, 06/15/31(a)	USD23	22,146
Full House Resorts Inc., 8.25%, 02/15/28(a)	USD5	4,439
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)	USD25	23,032
4.00%, 05/01/31(a)	USD25	23,758
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31(a)	USD18	16,642
Melco Resorts Finance Ltd., 5.75%, 07/21/28(e)	USD400	399,400
MGM China Holdings Ltd., 7.13%, 06/26/31(e)	USD200	211,624
MGM Resorts International, 4.75%, 10/15/28(d)	USD16	15,893
Station Casinos LLC, 4.50%, 02/15/28(a)	USD25	24,608
Studio City Finance Ltd., 5.00%, 01/15/29(e)	USD200	191,380
Wynn Macau Ltd., 5.63%, 08/26/28(e)	USD200	199,700
		1,132,622
Manufacturing — 0.0%
Entegris Inc., 4.38%, 04/15/28(a)	USD12	11,800
Textron Inc., 3.38%, 03/01/28	USD46	45,088
		56,888
Media — 1.3%
AMC Networks Inc.
4.25%, 02/15/29	USD23	19,779
10.25%, 01/15/29(a)	USD30	31,495
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD35	31,679
4.25%, 01/15/34(a)(d)	USD172	144,432
4.50%, 08/15/30(a)	USD100	93,741
4.50%, 05/01/32	USD68	60,480
4.75%, 02/01/32(a)	USD2	1,811
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/42	USD7	4,955
3.70%, 04/01/51	USD91	59,483
3.85%, 04/01/61	USD170	104,638
3.90%, 06/01/52	USD133	87,285
3.95%, 06/30/62	USD148	91,644
4.40%, 12/01/61	USD316	214,072
4.80%, 03/01/50	USD101	79,039
5.25%, 04/01/53(d)	USD127	103,394
5.38%, 05/01/47	USD56	47,513
5.50%, 04/01/63	USD56	45,501
5.75%, 04/01/48	USD149	132,153
5.85%, 12/01/35	USD87	86,765
6.38%, 10/23/35	USD44	45,577
6.55%, 06/01/34	USD55	57,883
6.65%, 02/01/34	USD211	223,033
6.83%, 10/23/55	USD72	71,600
Comcast Corp., 2.99%, 11/01/63	USD163	90,827
Directv Financing LLC, 8.88%, 02/01/30(a)	USD14	13,917
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)	USD13	13,001
10.00%, 02/15/31(a)	USD100	99,588
Discovery Communications LLC
3.63%, 05/15/30	USD100	92,550
3.95%, 03/20/28	USD503	492,865
Gray Television Inc., 10.50%, 07/15/29(a)(d)	USD25	26,941
iHeartCommunications Inc., 9.13%, 05/01/29(a)	USD100	92,010
Nexstar Media Inc., 4.75%, 11/01/28(a)	USD26	25,591
Paramount Global
2.90%, 01/15/27	USD155	152,247
3.38%, 02/15/28	USD141	137,472

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.70%, 10/04/26	USD66	$64,947
4.38%, 03/15/43	USD33	24,992
4.60%, 01/15/45	USD25	19,000
4.90%, 08/15/44	USD5	3,952
4.95%, 01/15/31	USD130	127,476
5.85%, 09/01/43	USD75	67,396
6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(b)	USD100	98,000
Sirius XM Radio LLC, 3.88%, 09/01/31(a)(d)	USD100	90,729
Univision Communications Inc., 9.38%, 08/01/32(a)	USD100	105,557
Versant Media Group Inc., 7.25%, 01/30/31(a)	USD6	6,116
		3,683,126
Mining — 0.3%
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36(e)	USD200	217,675
Fortescue Treasury Pty Ltd., 4.50%, 09/15/27(a)	USD16	15,936
Glencore Capital Finance DAC, 3.67%, 10/06/32(e)	EUR200	231,670
Glencore Funding LLC
2.63%, 09/23/31(a)	USD15	13,474
2.85%, 04/27/31(a)	USD121	111,097
4.88%, 03/12/29(a)	USD146	148,332
		738,184
Office & Business Equipment — 0.0%
Xerox Corp.
10.25%, 10/15/30(a)	USD25	25,561
13.50%, 04/15/31(a)	USD7	6,770
		32,331
Oil & Gas — 5.1%
Antero Resources Corp.
5.38%, 03/01/30(a)	USD557	560,829
7.63%, 02/01/29(a)	USD20	20,360
APA Corp., Series ., 5.25%, 02/01/42	USD5	4,064
BP Capital Markets America Inc.
4.89%, 09/11/33	USD187	190,288
5.23%, 11/17/34	USD20	20,691
California Resources Corp.
7.00%, 01/15/34(a)	USD14	13,938
8.25%, 06/15/29(a)	USD4	4,161
Civitas Resources Inc.
5.00%, 10/15/26(a)	USD31	30,846
8.38%, 07/01/28(a)	USD15	15,498
8.63%, 11/01/30(a)	USD4	4,135
CNX Resources Corp., 7.25%, 03/01/32(a)	USD72	75,070
Comstock Resources Inc. 6.75%, 03/01/29(a)	USD40	39,634
Crescent Energy Finance LLC, 7.38%, 01/15/33(a)	USD54	51,002
Diamondback Energy Inc.
3.13%, 03/24/31	USD277	257,498
3.25%, 12/01/26	USD501	496,435
3.50%, 12/01/29	USD486	469,281
4.25%, 03/15/52	USD211	166,219
5.15%, 01/30/30	USD264	270,911
5.20%, 04/18/27	USD230	233,148
EQT Corp.
3.13%, 05/15/26(a)	USD31	30,716
3.63%, 05/15/31(a)	USD493	461,390
3.90%, 10/01/27	USD446	442,643
4.50%, 01/15/29	USD534	534,098
4.75%, 01/15/31	USD2,765	2,767,539
5.00%, 01/15/29	USD198	200,402
5.50%, 07/15/28	USD278	279,570
5.70%, 04/01/28	USD75	77,451
5.75%, 02/01/34	USD256	267,966
Security	Par (000)	Value
Oil & Gas (continued)
6.38%, 04/01/29	USD183	$189,102
6.50%, 07/01/27	USD108	110,536
7.00%, 02/01/30	USD717	778,163
7.50%, 06/01/27	USD94	95,606
7.50%, 06/01/30	USD493	543,130
Expand Energy Corp.
4.75%, 02/01/32	USD275	269,962
5.38%, 02/01/29	USD382	382,159
5.38%, 03/15/30	USD113	114,666
5.70%, 01/15/35	USD816	839,991
5.88%, 02/01/29(a)	USD38	38,092
6.75%, 04/15/29(a)	USD143	144,168
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(a)	USD16	15,149
KazMunayGas National Co. JSC
6.38%, 10/24/48(a)	USD200	201,270
6.38%, 10/24/48(e)	USD200	201,270
Matador Resources Co., 6.50%, 04/15/32(a)	USD50	50,461
Medco Cypress Tree Pte Ltd., 8.63%, 05/19/30(e)	USD250	264,812
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(e)	USD200	201,650
Northern Oil & Gas Inc.
7.88%, 10/15/33(a)	USD11	10,714
8.75%, 06/15/31(a)	USD25	25,480
ORLEN SA, 6.00%, 01/30/35(e)	USD200	210,500
Permian Resources Operating LLC, 8.00%, 04/15/27(a)	USD40	40,551
Petroleos Mexicanos, 7.50%, 03/20/26	USD200	199,000
Raizen Fuels Finance SA, 6.25%, 07/08/32(a)	USD203	173,205
Repsol E&P Capital Markets U.S. LLC
4.81%, 09/16/28(a)	USD200	200,476
5.98%, 09/16/35(a)	USD200	203,511
SM Energy Co.
6.63%, 01/15/27	USD15	15,010
6.75%, 08/01/29(a)	USD100	99,791
Sunoco LP
7.00%, 05/01/29(a)	USD50	51,974
7.88%, , (5-year CMT + 4.23%)(a)(b)(h)	USD14	14,217
Transocean International Ltd., 8.25%, 05/15/29(a)	USD13	13,076
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	USD5	4,991
Viper Energy Partners LLC
4.90%, 08/01/30	USD243	244,699
5.70%, 08/01/35	USD313	319,146
Vital Energy Inc., 9.75%, 10/15/30(d)	USD25	25,704
Vnom Sub, Inc., 5.38%, 11/01/27(a)	USD298	298,000
		14,576,015
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)	USD11	11,047
USA Compression Partners LP/USA Compression Finance Corp., 6.25%, 10/01/33(a)	USD5	5,019
Weatherford International Ltd., 8.63%, 04/30/30(a)	USD36	36,713
		52,779
Packaging & Containers — 0.1%
Ball Corp., 2.88%, 08/15/30	USD6	5,486
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	USD50	50,200
8.75%, 04/15/30(a)	USD7	7,014
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	USD35	35,092
9.25%, 04/15/27(a)	USD37	36,534

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(a)(d)	USD24	$23,520
		157,846
Pharmaceuticals — 0.1%
AbbVie Inc., 5.60%, 03/15/55	USD94	96,383
Becton Dickinson & Co., 5.08%, 06/07/29	USD53	54,408
CVS Health Corp.
5.05%, 03/25/48	USD122	109,085
5.13%, 07/20/45	USD30	27,264
5.30%, 12/05/43	USD51	48,137
Pfizer Inc.
2.70%, 05/28/50	USD26	16,603
4.00%, 12/15/36	USD34	31,796
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	USD29	29,351
		413,027
Pipelines — 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29(a)	USD6	5,996
Cameron LNG LLC
3.30%, 01/15/35(a)	USD100	87,793
3.40%, 01/15/38(a)	USD226	197,530
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	USD220	185,381
3.70%, 11/15/29	USD262	255,064
5.13%, 06/30/27	USD112	113,146
Cheniere Energy Inc., 5.65%, 04/15/34	USD658	680,567
Cheniere Energy Partners LP
3.25%, 01/31/32	USD261	238,438
4.00%, 03/01/31	USD203	196,001
5.55%, 10/30/35(a)	USD34	34,794
5.75%, 08/15/34	USD161	167,348
DT Midstream Inc., 4.13%, 06/15/29(a)	USD17	16,637
Energy Transfer LP
5.40%, 10/01/47	USD57	51,555
5.95%, 05/15/54	USD136	131,275
6.00%, 02/01/29(a)	USD291	294,640
6.00%, 06/15/48	USD5	4,880
6.20%, 04/01/55	USD34	33,914
7.38%, 02/01/31(a)	USD137	142,718
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 05/15/33	USD100	103,281
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)	USD25	26,136
Greensaif Pipelines Bidco Sarl, 5.85%, 02/23/36(e)	USD200	210,275
Hess Midstream Operations LP, 4.25%, 02/15/30(a)	USD50	48,699
NuStar Logistics LP, 6.38%, 10/01/30	USD50	52,073
ONEOK Inc., 6.50%, 09/01/30(a)	USD5	5,349
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	USD6	5,948
Sabine Pass Liquefaction LLC
4.50%, 05/15/30	USD560	561,987
5.00%, 03/15/27	USD529	532,047
5.88%, 06/30/26	USD12	12,028
5.90%, 09/15/37	USD126	132,421
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 02/15/29(a)	USD25	25,737
Targa Resources Corp.
4.20%, 02/01/33	USD92	87,594
6.15%, 03/01/29	USD208	218,935
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(a)	USD17	16,104
Security	Par (000)	Value
Pipelines (continued)
Venture Global LNG Inc.
8.13%, 06/01/28(a)	USD23	$23,693
8.38%, 06/01/31(a)	USD26	26,693
9.00%, (5-year CMT + 5.44%)(a)(b)(h)	USD15	14,020
9.88%, 02/01/32(a)	USD105	112,156
		5,052,853
Real Estate — 0.0%
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)	USD40	39,934
Real Estate Investment Trusts — 1.8%
American Tower Corp.
2.10%, 06/15/30	USD15	13,554
2.90%, 01/15/30	USD101	95,349
4.90%, 03/15/30	USD261	266,444
5.35%, 03/15/35	USD353	362,805
Crown Castle Inc.
2.50%, 07/15/31	USD18	16,032
4.90%, 09/01/29	USD41	41,588
5.10%, 05/01/33	USD35	35,448
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	USD206	213,634
Equinix Inc.
2.50%, 05/15/31	USD235	212,275
2.95%, 09/15/51	USD85	54,519
3.90%, 04/15/32	USD264	253,817
Extra Space Storage LP
2.20%, 10/15/30	USD7	6,274
3.90%, 04/01/29	USD73	71,971
4.00%, 06/15/29	USD31	30,686
5.40%, 06/15/35	USD38	38,892
5.50%, 07/01/30	USD391	407,587
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	USD219	196,571
4.00%, 01/15/30	USD73	70,714
4.00%, 01/15/31	USD20	19,129
5.25%, 02/15/33	USD75	74,955
5.30%, 01/15/29	USD163	166,092
Iron Mountain Inc., 4.50%, 02/15/31(a)	USD17	16,306
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)	USD15	14,569
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29(a)	USD100	98,377
SBA Communications Corp., 3.88%, 02/15/27	USD100	98,881
Service Properties Trust
0.00%, 09/30/27(a)(i)	USD22	19,394
5.50%, 12/15/27	USD20	19,480
8.38%, 06/15/29	USD71	70,529
8.88%, 06/15/32	USD40	39,475
Starwood Property Trust Inc., 7.25%, 04/01/29(a)	USD25	26,330
Store Capital LLC
4.63%, 03/15/29	USD337	334,932
5.40%, 04/30/30(a)	USD10	10,188
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, 4.75%, 04/15/28(a)	USD100	97,739
VICI Properties LP
4.95%, 02/15/30	USD42	42,451
5.13%, 11/15/31	USD290	293,629
5.13%, 05/15/32	USD61	61,490
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29(a)	USD569	555,976
4.13%, 08/15/30(a)	USD134	129,567
4.63%, 12/01/29(a)	USD446	442,304

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
XHR LP, 4.88%, 06/01/29(a)	USD2	$1,955
		5,021,908
Retail — 0.2%
Asbury Automotive Group Inc., 5.00%, 02/15/32(a)	USD101	97,257
Bath & Body Works Inc., 6.63%, 10/01/30(a)	USD17	17,473
Burger King (Restaurant Brands International Inc.)/New Red Finance Inc.
3.50%, 02/15/29(a)	USD25	24,089
4.00%, 10/15/30(a)	USD50	47,269
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30(a)	USD100	92,694
FirstCash Inc., 5.63%, 01/01/30(a)	USD17	17,026
Lithia Motors Inc., 4.38%, 01/15/31(a)	USD100	95,332
Nordstrom Inc., 4.25%, 08/01/31	USD25	22,764
Yum! Brands Inc., 4.75%, 01/15/30(a)	USD29	28,928
		442,832
Semiconductors — 0.9%
Broadcom Inc.
2.45%, 02/15/31	USD418	380,935
3.14%, 11/15/35(a)	USD83	71,937
3.19%, 11/15/36(a)	USD38	32,431
3.47%, 04/15/34	USD256	234,486
4.15%, 11/15/30	USD91	90,538
4.15%, 04/15/32(a)	USD6	5,874
4.80%, 10/15/34	USD256	257,226
4.90%, 02/15/38	USD115	113,606
5.15%, 11/15/31	USD211	219,360
5.20%, 04/15/32	USD238	247,610
5.20%, 07/15/35	USD13	13,391
Series ., 4.55%, 02/15/32	USD10	10,065
Foundry JV Holdco LLC
5.88%, 01/25/34(a)	USD200	206,498
5.90%, 01/25/33(a)	USD305	321,045
6.25%, 01/25/35(a)	USD200	212,838
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	USD40	41,326
		2,459,166
Software — 0.5%
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)	USD25	20,536
Cloud Software Group Inc.
6.50%, 03/31/29(a)	USD59	59,445
9.00%, 09/30/29(a)	USD107	110,674
CoreWeave Inc., 9.25%, 06/01/30(a)	USD20	20,195
MSCI Inc., 5.25%, 09/01/35	USD315	316,140
Open Text Corp., 3.88%, 02/15/28(a)	USD25	24,299
Oracle Corp.
4.10%, 03/25/61	USD124	85,436
5.50%, 09/27/64	USD122	106,375
5.95%, 09/26/55	USD279	264,518
6.00%, 08/03/55	USD146	139,651
6.10%, 09/26/65	USD182	173,558
6.13%, 08/03/65	USD39	37,267
		1,358,094
Telecommunications — 1.0%
AT&T Inc.
3.50%, 09/15/53	USD171	117,012
3.65%, 09/15/59	USD565	382,837
3.80%, 12/01/57	USD145	102,370
3.85%, 06/01/60	USD61	43,028
4.50%, 03/09/48	USD13	10,965
5.45%, 03/01/47	USD110	105,906
6.05%, 08/15/56	USD268	275,492
Security	Par (000)	Value
Telecommunications (continued)
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD110	$109,854
5.88%, 10/15/27(a)	USD23	22,982
5.88%, 11/01/29	USD65	65,765
6.75%, 05/01/29(a)	USD100	101,007
8.63%, 03/15/31(a)	USD50	52,784
Level 3 Financing Inc.
6.88%, 06/30/33(a)	USD50	51,214
7.00%, 03/31/34(a)	USD24	24,658
Motorola Solutions Inc.
5.40%, 04/15/34	USD16	16,569
5.50%, 09/01/44	USD12	11,912
5.55%, 08/15/35	USD101	105,167
5.60%, 06/01/32	USD73	76,794
Rogers Communications Inc., 7.00%, 04/15/55, (5-year CMT + 2.65%)(b)	USD100	104,556
T-Mobile USA Inc.
2.25%, 11/15/31	USD16	14,088
2.70%, 03/15/32	USD122	109,179
3.60%, 11/15/60	USD92	62,282
3.88%, 04/15/30	USD263	257,608
5.20%, 01/15/33	USD34	35,010
5.80%, 09/15/62	USD163	162,863
Verizon Communications Inc.
4.40%, 11/01/34	USD20	19,248
4.78%, 02/15/35	USD125	122,478
5.40%, 07/02/37(a)	USD112	113,366
Viasat Inc., 5.63%, 04/15/27(a)(d)	USD50	49,960
Windstream Services LLC, 7.50%, 10/15/33(a)	USD5	4,991
Zayo Group Holdings Inc., 9.25%, 03/09/30, (9.25% PIK)(a)(g)	USD3	2,853
		2,734,798
Total Corporate Bonds & Notes — 30.1% (Cost: $83,886,184)		85,302,801
Foreign Government Obligations
Brazil — 0.7%
Brazil Letras do Tesouro Nacional, 0.00% 04/01/26(i)	BRL395	69,435
Brazil Notas do Tesouro Nacional
10.00%, 01/01/35	BRL10,698	1,626,574
Series F, 10.00%, 01/01/29	BRL2,000	343,726
		2,039,735
China — 0.0%
China Government Bonds, 1.92%, 07/15/45	CNY160	21,697
Colombia — 0.2%
Colombian TES, Series B, 6.25%, 07/09/36	COP3,004,200	528,264
Indonesia — 0.2%
Indonesia Government International Bonds
2.85%, 02/14/30	USD400	378,625
3.05%, 03/12/51	USD200	136,800
		515,425
Mexico — 0.7%
Mexico Government International Bonds
2.66%, 05/24/31	USD820	734,720
3.50%, 02/12/34	USD400	348,800
4.50%, 01/31/50	USD200	157,000
4.88%, 05/19/33	USD200	194,100
6.35%, 02/09/35	USD241	254,737
6.88%, 05/13/37	USD224	242,368
		1,931,725

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panama — 0.2%
Panama Government International Bonds
3.88%, 03/17/28	USD400	$393,307
4.50%, 04/01/56	USD200	152,666
		545,973
Peru — 0.2%
Peru Government International Bonds
3.55%, 03/10/51	USD146	105,266
6.85%, 08/12/35(e)	PEN626	196,293
7.60%, 08/12/39(e)	PEN504	163,203
		464,762
Philippines — 0.2%
Philippines Government International Bonds, 3.00%, 02/01/28	USD600	587,400
South Africa — 0.1%
Republic of South Africa Government Bonds
8.50%, 01/31/37	ZAR3,687	200,244
10.00%, 03/31/33	ZAR3,994	249,322
		449,566
Uruguay — 0.1%
Uruguay Government International Bonds
4.38%, 10/27/27	USD124	124,367
5.10%, 06/18/50	USD139	133,628
8.00%, 10/29/35	UYU568	14,316
		272,311
Total Foreign Government Obligations — 2.6% (Cost: $7,049,157)		7,356,858
Municipal Debt Obligations
California — 0.2%
Bay Area Toll Authority RB BAB, Series S-1, 7.04%, 04/01/50(d)	$110	128,471
State of California GO, 4.60%, 04/01/38	250	255,045
State of California GO BAB, 7.55%, 04/01/39(d)	55	67,213
University of California RB, Series AD, 4.86%, 05/15/12	62	53,634
		504,363
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project J, Series 2010-A, 6.64%, 04/01/57	50	54,928
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	235	240,665
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 4.15%, 02/01/33	240	239,581
New Jersey — 0.0%
New Jersey Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	63	76,197
New York — 0.0%
New York City Municipal Water Finance Authority RB, 5.88%, 06/15/44	20	20,886
New York City Municipal Water Finance Authority RB BAB, 6.01%, 06/15/42	10	10,577
Port Authority of New York & New Jersey RB
Series 168, 4.93%, 10/01/51	30	28,749
Series 181, 4.96%, 08/01/46	50	48,016
		108,228
Ohio — 0.0%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	85	109,368
Security	Par (000)	Value
Texas — 0.1%
City of San Antonio Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	$50	$52,116
State of Texas GO BAB, 5.52%, 04/01/39	70	72,902
		125,018
Total Municipal Debt Obligations — 0.5% (Cost: $1,440,273)		1,458,348
U.S. Government & Agency Obligations
Mortgage Securities — 0.4%
Uniform Mortgage-Backed Securities, 6.00%, 08/01/55	1,030	1,056,329
Mortgage-Backed Securities — 57.3%
Federal Home Loan Mortgage Corp., 4.50%, 07/01/47	127	125,835
Federal National Mortgage Association, 5.81%, 06/01/31	20	20,787
Government National Mortgage Association
2.00%, 08/20/51	255	212,529
2.00%, 01/20/52	1,585	1,318,658
2.00%, 11/20/55(j)	2,608	2,168,627
2.50%, 10/20/51	1,512	1,309,513
2.50%, 11/20/51	180	155,900
2.50%, 04/20/52	218	189,022
2.50%, 05/20/52	122	106,064
2.50%, 11/20/55(j)	2,350	2,033,758
3.00%, 06/20/50	58	52,498
3.00%, 11/20/51	135	120,988
3.00%, 11/20/55(j)	1,841	1,654,023
3.50%, 03/20/44	113	106,418
3.50%, 03/20/47	35	32,886
3.50%, 06/20/47	6	5,465
3.50%, 07/20/47	13	11,943
3.50%, 12/20/47	8	7,316
3.50%, 03/20/48	13	12,335
3.50%, 07/20/48	10	9,109
3.50%, 05/20/52	445	411,228
3.50%, 06/20/52	252	232,686
3.50%, 07/20/52	134	123,947
3.50%, 10/20/52	381	350,140
3.50%, 11/20/55(j)	289	264,499
4.00%, 07/20/43	26	24,953
4.00%, 02/20/48	70	67,540
4.00%, 12/20/52	130	123,826
4.00%, 11/20/55(j)	920	869,982
4.50%, 01/20/41	24	24,536
4.50%, 09/20/48	56	55,906
4.50%, 11/20/55(j)	1,235	1,205,152
5.00%, 11/15/54(j)	1,700	1,694,633
5.50%, 11/15/54(j)	2,084	2,101,186
6.00%, 11/15/54(j)	1,320	1,343,366
6.50%, 11/15/54(j)	578	596,204
6.50%, 12/15/54(j)	534	549,815
Uniform Mortgage-Backed Securities
1.50%, 11/18/40(j)	630	564,282
1.50%, 01/01/51	63	48,688
1.50%, 02/01/51	54	41,668
1.50%, 03/01/51	36	27,467
1.50%, 05/01/51	22	17,315
1.50%, 06/01/51	37	29,097
1.50%, 04/01/52	399	308,259
2.00%, 12/01/35	162	149,623
2.00%, 05/01/36	118	109,634
2.00%, 07/01/36	185	171,805
2.00%, 03/01/37	126	116,155

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 11/18/40(j)	$728	$669,918
2.00%, 03/01/41	59	50,837
2.00%, 10/01/41	353	307,088
2.00%, 12/01/41	866	754,505
2.00%, 01/01/42	146	126,650
2.00%, 02/01/42	870	754,876
2.00%, 04/01/42	1,301	1,129,495
2.00%, 09/01/50	683	559,792
2.00%, 11/01/50	462	378,942
2.00%, 01/01/51	775	634,376
2.00%, 05/01/51	810	661,693
2.00%, 10/01/51	638	521,184
2.00%, 11/01/51	2,143	1,749,386
2.00%, 02/01/52	463	377,156
2.00%, 03/01/52	2,033	1,656,954
2.00%, 04/01/52	580	472,877
2.00%, 05/01/52	1,063	871,817
2.00%, 08/01/52	78	63,277
2.00%, 11/13/55(j)	2,034	1,649,060
2.50%, 02/01/35	71	68,539
2.50%, 05/01/35	60	56,976
2.50%, 02/01/36	32	29,999
2.50%, 07/01/36	31	29,404
2.50%, 11/18/40(j)	646	607,579
2.50%, 05/01/51	68	57,620
2.50%, 06/01/51	603	514,516
2.50%, 09/01/51	595	507,935
2.50%, 10/01/51	144	123,179
2.50%, 11/01/51	867	750,283
2.50%, 12/01/51	95	80,645
2.50%, 01/01/52	796	684,539
2.50%, 03/01/52	1,426	1,222,733
2.50%, 04/01/52	887	756,137
2.50%, 05/01/52	1,579	1,349,459
2.50%, 06/01/52	141	119,965
2.50%, 07/01/53	121	103,263
2.50%, 11/13/55(j)	1,578	1,339,511
3.00%, 02/01/29	17	16,388
3.00%, 11/01/34	19	18,570
3.00%, 06/01/37	26	25,412
3.00%, 07/01/37	27	25,792
3.00%, 11/18/40(j)	354	339,172
3.00%, 09/01/46	251	230,003
3.00%, 11/01/48	313	284,104
3.00%, 06/01/50	218	195,776
3.00%, 11/01/50	200	180,971
3.00%, 12/01/50	319	288,610
3.00%, 11/01/51	64	56,768
3.00%, 12/01/51	510	459,296
3.00%, 01/01/52	269	240,945
3.00%, 05/01/52	1,309	1,166,717
3.00%, 07/01/52	559	497,483
3.00%, 11/13/55(j)	350	310,078
3.50%, 01/01/34	19	18,591
3.50%, 04/01/37	11	10,917
3.50%, 06/01/37	5	5,004
3.50%, 11/18/40(j)	117	113,319
3.50%, 02/01/45	107	101,830
3.50%, 02/01/47	38	36,695
3.50%, 05/01/47	9	8,803
3.50%, 10/01/47	61	57,426
3.50%, 09/01/49	707	668,631
3.50%, 01/01/50	212	198,415
3.50%, 03/01/50	472	437,948
3.50%, 02/01/51	34	31,563
3.50%, 08/01/52	40	37,662
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 11/13/55(j)	$28,670	$26,429,758
3.50%, 12/11/55(j)	20,585	18,962,300
4.00%, 11/15/39(j)	107	105,293
4.00%, 06/01/46	223	216,947
4.00%, 10/01/47	164	157,775
4.00%, 12/01/48	87	83,947
4.00%, 03/01/50	473	456,789
4.00%, 11/01/50	77	74,807
4.00%, 08/01/51	367	352,389
4.00%, 06/01/52	202	195,770
4.00%, 10/01/52	230	219,443
4.00%, 04/01/53	13	12,136
4.00%, 11/13/55(j)	2,519	2,389,794
4.00%, 12/11/55(j)	(2,138)	(2,027,585)
4.50%, 11/15/39(j)	539	538,010
4.50%, 07/01/48	110	108,881
4.50%, 12/01/48	139	137,762
4.50%, 01/01/49	111	110,602
4.50%, 09/01/49	53	52,703
4.50%, 10/01/50	111	110,211
4.50%, 10/01/52	609	596,829
4.50%, 01/01/53	918	898,564
4.50%, 02/01/53	89	86,893
4.50%, 03/01/53	16	15,727
4.50%, 09/01/53	221	220,332
4.50%, 11/13/55(j)	8,783	8,560,100
4.50%, 12/11/55(j)	2,756	2,684,873
5.00%, 07/01/47	38	39,331
5.00%, 06/01/50	56	57,115
5.00%, 05/01/53	129	129,252
5.00%, 06/01/53	508	508,049
5.00%, 07/01/53	224	224,712
5.00%, 08/01/53	85	84,938
5.00%, 10/01/53	136	135,589
5.00%, 11/01/53	783	782,033
5.00%, 03/01/54	94	94,437
5.00%, 11/13/55(j)	3,377	3,359,733
5.50%, 11/01/52	120	122,359
5.50%, 02/01/53	156	157,920
5.50%, 05/01/53	200	203,228
5.50%, 06/01/53	325	329,669
5.50%, 07/01/53	535	544,617
5.50%, 08/01/53	489	496,856
5.50%, 09/01/53	510	517,391
5.50%, 10/01/53	58	58,559
5.50%, 11/01/53	28	27,890
5.50%, 03/01/54	123	125,307
5.50%, 06/01/54	244	247,092
5.50%, 08/01/54	467	473,043
5.50%, 11/15/54(j)	29,853	30,160,350
5.50%, 01/01/55	464	472,350
6.00%, 11/01/52	81	83,809
6.00%, 12/01/52	57	58,574
6.00%, 01/01/53	117	120,434
6.00%, 04/01/53	12	12,621
6.00%, 05/01/53	87	89,620
6.00%, 06/01/53	25	25,374
6.00%, 08/01/53	84	85,692
6.00%, 09/01/53	119	123,033
6.00%, 11/01/53	94	96,446
6.00%, 12/01/53	216	223,559
6.00%, 03/01/54	212	217,496
6.00%, 04/01/54	172	176,836
6.00%, 05/01/54	128	131,613
6.00%, 06/01/54	267	274,110
6.00%, 08/01/54	82	84,900

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 11/15/54(j)	$6,788	$6,941,598
6.00%, 02/01/55	85	87,207
6.00%, 04/01/55	86	88,287
6.00%, 05/01/55	180	185,661
6.00%, 08/01/55	67	68,375
6.50%, 11/01/52	28	29,438
6.50%, 12/01/52	14	14,409
6.50%, 01/01/53	60	62,201
6.50%, 02/01/53	36	37,677
6.50%, 05/01/53	165	171,369
6.50%, 08/01/53	237	245,949
6.50%, 09/01/53	77	80,003
6.50%, 06/01/54	94	97,795
6.50%, 07/01/54	156	161,517
6.50%, 11/15/54(j)	1,107	1,146,282
6.50%, 08/01/55	258	266,712
6.50%, 09/01/55	607	628,141
		162,351,928
U.S. Government Obligations — 18.4%
U.S. Treasury Inflation Indexed Note, 1.63%, 04/15/30	2,933	2,968,563
U.S. Treasury Note/Bond
0.38%, 09/30/27	454	426,862
0.50%, 02/28/26	278	274,760
0.50%, 05/31/27	823	784,353
0.50%, 08/31/27	659	623,064
0.63%, 07/31/26	886	865,196
0.75%, 05/31/26	306	300,735
1.13%, 08/31/28	343	320,383
1.13%, 08/15/40	1,145	728,895
1.25%, 03/31/28	257	243,386
1.25%, 05/31/28	489	460,940
1.25%, 09/30/28	174	163,073
1.25%, 05/15/50	500	248,437
1.38%, 11/15/40	1,145	754,577
1.50%, 11/30/28	1,144	1,074,109
1.50%, 02/15/30	236	215,931
1.88%, 11/15/51	0 (k)	172
2.00%, 11/15/26	623	612,102
2.25%, 08/15/27	203	198,535
2.38%, 05/15/27	203	199,480
2.38%, 03/31/29	601	577,007
2.63%, 05/31/27	920	905,733
2.63%, 07/31/29	1,016	979,765
2.75%, 08/15/32	678	632,606
2.88%, 04/30/29	514	501,311
2.88%, 05/15/32	45	42,455
3.13%, 08/31/29	800	784,777
3.25%, 06/30/27	859	853,866
3.25%, 06/30/29	1,048	1,034,271
3.25%, 05/15/42	1,470	1,245,653
3.38%, 09/15/27	1	996
3.50%, 09/30/27	15	14,971
3.50%, 01/31/30	767	761,498
3.63%, 05/31/28	1,659	1,660,531
3.63%, 09/30/31	969	959,916
3.63%, 02/15/53	369	307,792
3.63%, 05/15/53	185	153,961
3.75%, 04/15/28	42	42,144
3.75%, 05/15/28	29	29,106
3.75%, 12/31/28	721	723,788
3.75%, 05/31/30	913	915,068
3.88%, 05/31/27	70	70,246
3.88%, 11/30/27	914	919,034
3.88%, 07/15/28	7	7,049
3.88%, 11/30/29	624	628,875
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.88%, 04/30/30	$2	$2,015
3.88%, 08/15/34	3	2,965
3.88%, 02/15/43(l)	1,782	1,631,087
4.00%, 12/15/25	675	675,113
4.00%, 01/15/27	473	474,161
4.00%, 12/15/27	27	27,225
4.00%, 02/29/28	615	620,477
4.00%, 02/28/30	2,849	2,885,280
4.00%, 06/30/32	58	58,451
4.00%, 07/31/32	17	17,123
4.00%, 02/15/34	919	919,810
4.00%, 11/15/52	0 (k)	268
4.13%, 02/28/27	1,466	1,474,361
4.13%, 09/30/27	2,415	2,437,735
4.13%, 10/31/27	596	601,960
4.13%, 10/31/31	10	10,168
4.13%, 02/29/32	17	17,271
4.13%, 03/31/32	18	18,282
4.13%, 08/15/44	826	772,836
4.25%, 01/31/26	345	345,272
4.25%, 12/31/26	21	21,124
4.25%, 03/15/27	473	476,154
4.25%, 01/15/28	28	28,378
4.25%, 01/31/30	1	1,022
4.25%, 06/30/31	658	673,730
4.25%, 11/15/34	303	307,592
4.25%, 05/15/35	134	135,801
4.38%, 07/31/26	30	30,127
4.38%, 12/15/26	785	790,559
4.38%, 02/15/38	3,250	3,297,988
4.50%, 11/15/25	249	249,035
4.50%, 03/31/26	600	601,615
4.50%, 07/15/26	983	988,149
4.50%, 04/15/27	1,644	1,663,394
4.50%, 05/15/27	8	8,101
4.50%, 12/31/31	263	272,149
4.63%, 02/28/26	29	29,062
4.63%, 03/15/26	498	499,428
4.63%, 06/15/27	4	4,062
4.63%, 09/30/28	446	458,561
4.63%, 02/15/35(l)	15	15,647
4.63%, 11/15/44	115	114,861
4.63%, 02/15/55	150	148,898
4.75%, 11/15/43	171	174,173
4.75%, 05/15/55	583	590,652
4.88%, 04/30/26	535	537,650
4.88%, 05/31/26	28	28,167
4.88%, 10/31/30	861	905,613
		52,259,524
Total U.S. Government & Agency Obligations — 76.1% (Cost: $214,437,275)		215,667,781
	Shares
Common Stocks
Banks — 0.1%
Comerica Inc.	53	4,054
Eagle Bancorp. Inc.	136	2,278
First Citizens BancShares Inc./NC, Class A	21	38,321
First Horizon Corp.	948	20,249
Flagstar Bank NA	6,187	70,656
		135,558
Diversified Telecommunication Services — 0.0%
Lumen Technologies Inc.(m)	1,677	17,240

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services — 0.0%
Solaris Energy Infrastructure Inc., Class A	202	$10,752
Entertainment — 0.0%
Warner Bros Discovery Inc.(m)	1,313	29,477
Health Care Providers & Services — 0.0%
Cross Country Healthcare Inc.(m)	54	662
Hotels, Restaurants & Leisure — 0.0%
Genius Sports Ltd.(m)	2,095	23,590
Six Flags Entertainment Corp.(m)	822	18,889
		42,479
Household Durables — 0.0%
Century Communities Inc.	293	17,404
M/I Homes Inc.(m)	74	9,264
Meritage Homes Corp.	235	15,877
Tri Pointe Homes Inc.(m)	514	16,371
		58,916
Media — 0.0%
AMC Networks Inc., Class A(m)	867	6,572
EchoStar Corp., Class A(m)	1,067	79,886
		86,458
Metals & Mining — 0.0%
Algoma Steel Group Inc.	2,594	10,817
Professional Services — 0.0%
Amentum Holdings Inc.(m)	109	2,443
Total Common Stocks — 0.1% (Cost $384,769)		394,802
Investment Companies
Exchange Traded Funds — 0.3%
iShares iBoxx $ High Yield Corporate Bond ETF(d)(n)	10,420	841,936
Total Investment Companies — 0.3% (Cost $836,170)		841,936
Preferred Stocks
Aerospace & Defense — 0.0%
Boeing Co. (The), 6.00%(o)	250	16,180
Total Preferred Stocks — 0.0% (Cost $12,500)		16,180
Total Long-Term Investments — 137.3% (Cost: $385,634,917)		389,362,901
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(n)(p)	8,545,740	8,550,012
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(n)(p)(q)	1,644,491	1,644,491
Total Short-Term Securities — 3.6% (Cost: $10,194,503)		10,194,503
Options Purchased — 0.0% (Cost: $30,527)		28,072
Total Investments — 140.9% (Cost: $395,859,947)		399,585,476
Security	Par (000)	Value
TBA Sales Commitments(j)
Mortgage-Backed Securities — (27.4)%
Government National Mortgage Association
2.00%, 11/20/55	(1,622)	$(1,348,740)
2.50%, 11/20/55	(1,524)	(1,318,914)
3.50%, 11/20/55	(133)	(121,724)
6.50%, 11/15/54	(534)	(550,819)
Uniform Mortgage-Backed Securities
2.50%, 11/18/40	(6)	(5,643)
3.00%, 11/18/40	(4)	(3,832)
3.50%, 12/11/55	(2,453)	(2,259,601)
4.00%, 11/15/39	(2)	(1,968)
4.50%, 11/15/39	(3)	(2,995)
5.00%, 11/13/55	(3,708)	(3,689,041)
5.50%, 11/15/54	(14,352)	(14,499,778)
6.00%, 11/15/54	(18,359)	(18,773,123)
6.50%, 11/15/54	(506)	(523,955)
2.00%, 11/18/40	(30)	(27,607)
2.00%, 11/13/55	(109)	(88,371)
2.50%, 11/13/55	(68)	(57,723)
3.00%, 11/13/55	(833)	(737,986)
3.50%, 11/13/55	(21,943)	(20,228,398)
4.00%, 11/13/55	(2,146)	(2,035,926)
4.50%, 11/13/55	(11,851)	(11,550,239)
Total TBA Sales Commitments — (27.4)% (Proceeds: $(78,029,441))		(77,826,383)
Options Written — (0.0%) (Premiums Received: $(159,720))		(132,567)
Total Investments — 113.5% (Cost: $317,670,786)		321,626,526
Liabilities in Excess of Other Assets — (13.5)%		(38,074,477)
Net Assets — 100.0%		$283,552,049

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Perpetual security with no stated maturity date.
(i)	Zero-coupon bond.
(j)	Represents or includes a TBA transaction.
(k)	Rounds to less than 1,000.
(l)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(m)	Non-income producing security.
(n)	Affiliate of the Fund.
(o)	Convertible security.
(p)	Annualized 7-day yield as of period end.
(q)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,402,822	$4,146,635 (a)	$—	$555	$—	$8,550,012	8,545,740	$43,850	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,623,387	—	(978,896)(a)	—	—	1,644,491	1,644,491	3,765 (b)	—
iShares iBoxx $ High Yield Corporate Bond ETF	837,560	—	—	—	4,376	841,936	10,420	12,182	—
				$555	$4,376	$11,036,439		$59,797	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bond	14	12/15/25	$1,041	$(3,714)
3-Year Australian Treasury Bonds	40	12/15/25	2,793	(4,391)
10-Year U.S. Treasury Note	31	12/19/25	3,495	(16,304)
U.S. Long Bond	58	12/19/25	6,811	(16,861)
U.S. Ultra Bond	99	12/19/25	12,019	171,527
5-Year U.S. Treasury Note	277	12/31/25	30,264	(87,705)
				42,552
Short Contracts
30-Year Euro Buxl Bond	1	12/08/25	134	(2,007)
Euro BOBL	6	12/08/25	818	(1,112)
10-Year U.S. Ultra Treasury Note	22	12/19/25	2,542	4,533
E-Mini Russell 2000 Index	2	12/19/25	249	(2,565)
2-Year U.S. Treasury Note	29	12/31/25	6,040	6,434
				5,283
				$47,835
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EGP	571,032	USD	12,000	Citibank N.A.	11/20/25	$21
BRL	5,196,062	USD	957,016	BNP Paribas SA	11/25/25	3,509
USD	1,003,316	BRL	5,395,834	Goldman Sachs & Co.	11/25/25	5,862
USD	17,757	CNH	126,274	Goldman Sachs & Co.	11/25/25	4
USD	4,078	CNH	28,953	Morgan Stanley & Co. International PLC	11/25/25	8
USD	230,696	MXN	4,256,480	Goldman Sachs & Co.	11/25/25	2,091
COP	97,706,216	GBP	19,000	BNP Paribas SA	11/26/25	307
COP	275,327,871	USD	70,833	Citibank N.A.	11/26/25	371
USD	33,739	AUD	51,376	Barclays Bank PLC	11/26/25	115
USD	23,222	CAD	32,220	Barclays Bank PLC	11/26/25	223
USD	14,000	CAD	19,425	BNP Paribas SA	11/26/25	134
USD	109,571	EUR	94,287	BNP Paribas SA	11/26/25	757
USD	9,025	EUR	7,729	Goldman Sachs & Co.	11/26/25	105
USD	21,000	SGD	27,106	Citibank N.A.	11/26/25	139

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	27,588	SGD	35,611	Goldman Sachs & Co.	11/26/25	$182
USD	42,661	ZAR	740,701	Barclays Bank PLC	11/26/25	3
NGN	30,840,050	USD	21,269	Citibank N.A.	12/05/25	187
BRL	9,820,550	USD	1,798,119	BNP Paribas SA	12/17/25	8,623
BRL	5,293,879	USD	957,016	UBS AG	12/17/25	16,928
COP	2,074,120,734	USD	527,154	Morgan Stanley & Co. International PLC	12/17/25	7,758
MXN	9,524,113	USD	507,000	Goldman Sachs & Co.	12/17/25	3,337
PEN	1,153,820	USD	339,000	Bank of America N.A.	12/17/25	3,286
USD	9,854	AUD	15,000	BNP Paribas SA	12/17/25	35
USD	363,738	EUR	309,000	Barclays Bank PLC	12/17/25	6,700
USD	3,441,051	EUR	2,922,100	Morgan Stanley & Co. International PLC	12/17/25	64,675
USD	281,945	GBP	208,300	Barclays Bank PLC	12/17/25	8,287
USD	362	JPY	55,000	Barclays Bank PLC	12/17/25	3
USD	869,654	JPY	126,934,723	Morgan Stanley & Co. International PLC	12/17/25	42,441
USD	116,579	JPY	17,035,000	UBS AG	12/17/25	5,565
USD	507,000	MXN	9,375,494	Bank of America N.A.	12/17/25	4,626
ZAR	7,737,062	USD	442,449	Barclays Bank PLC	12/17/25	2,495
TRY	560,575	USD	12,765	Barclays Bank PLC	12/26/25	10
NGN	31,515,979	USD	21,269	Citibank N.A.	01/30/26	291
						189,078
EGP	964,142	USD	20,302	Citibank N.A.	11/20/25	$(6)
MXN	9,352,657	USD	507,000	Bank of America N.A.	11/25/25	(4,691)
USD	1,798,119	BRL	9,762,777	BNP Paribas SA	11/25/25	(6,593)
USD	527,154	COP	2,067,636,735	Morgan Stanley & Co. International PLC	11/25/25	(7,648)
USD	339,000	PEN	1,152,939	Bank of America N.A.	11/25/25	(3,252)
USD	442,449	ZAR	7,725,202	Barclays Bank PLC	11/25/25	(2,482)
CAD	15,000	JPY	1,652,510	Barclays Bank PLC	11/26/25	(38)
CHF	29,555	USD	37,241	Goldman Sachs & Co.	11/26/25	(421)
CLP	59,899,926	USD	63,781	Citibank N.A.	11/26/25	(220)
CNH	2,177,063	USD	307,599	BNP Paribas SA	11/26/25	(1,508)
CZK	1,314,855	USD	63,000	Barclays Bank PLC	11/26/25	(688)
CZK	3,528,957	USD	169,116	Citibank N.A.	11/26/25	(1,876)
EUR	17,962	HUF	6,999,279	Barclays Bank PLC	11/26/25	(44)
EUR	18,000	HUF	7,013,996	BNP Paribas SA	11/26/25	(44)
EUR	73,715	USD	85,868	Citibank N.A.	11/26/25	(794)
EUR	20,000	USD	23,142	Goldman Sachs & Co.	11/26/25	(60)
GBP	20,000	USD	26,480	Goldman Sachs & Co.	11/26/25	(205)
HUF	30,861,582	USD	92,498	Citibank N.A.	11/26/25	(903)
HUF	8,675,455	USD	26,000	Goldman Sachs & Co.	11/26/25	(252)
IDR	5,220,641,184	USD	315,561	Citibank N.A.	11/26/25	(1,676)
INR	31,329,794	USD	354,109	Citibank N.A.	11/26/25	(1,594)
JPY	1,639,242	CAD	15,000	Barclays Bank PLC	11/26/25	(48)
JPY	3,114,693	USD	20,524	Barclays Bank PLC	11/26/25	(270)
MXN	2,031,330	USD	110,000	Goldman Sachs & Co.	11/26/25	(914)
MYR	1,390,703	USD	333,582	Morgan Stanley & Co. International PLC	11/26/25	(1,304)
PHP	2,421,602	USD	41,282	Citibank N.A.	11/26/25	(47)
PLN	557,457	USD	153,361	Barclays Bank PLC	11/26/25	(2,437)
THB	11,208,718	USD	347,638	Barclays Bank PLC	11/26/25	(393)
USD	13,000	COP	50,531,000	Citibank N.A.	11/26/25	(68)
USD	11,000	TRY	471,592	Barclays Bank PLC	11/26/25	(20)
ZAR	3,887,367	USD	226,875	Citibank N.A.	11/26/25	(2,998)
BRL	199,190	USD	37,000	Citibank N.A.	12/02/25	(242)
CNH	8,650,414	USD	1,223,000	BNP Paribas SA	12/17/25	(5,040)
EUR	1,500,000	USD	1,751,921	Citibank N.A.	12/17/25	(18,728)
EUR	268,000	USD	315,241	UBS AG	12/17/25	(5,577)
GBP	166,000	USD	223,016	Citibank N.A.	12/17/25	(4,930)
JPY	147,920,000	USD	990,206	UBS AG	12/17/25	(26,235)

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	957,016	BRL	5,226,811	BNP Paribas SA	12/17/25	$(4,589)
USD	1,772,770	BRL	9,806,345	UBS AG	12/17/25	(31,357)
USD	516,314	COP	2,044,834,544	Morgan Stanley & Co. International PLC	12/17/25	(11,046)
USD	339,000	PEN	1,181,008	Bank of America N.A.	12/17/25	(11,351)
USD	438,231	ZAR	7,713,000	Goldman Sachs & Co.	12/17/25	(5,330)
ARS	12,531,740	USD	7,982	Citibank N.A.	01/26/26	(166)
USD	70,784	BRL	395,000	Goldman Sachs & Co.	04/02/26	(154)
						(168,239)
						$20,839
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 05/02/56	1-day SOFR, 4.22%	Annual	3.55%	Annual	Bank of America N.A.	04/30/26	3.55	USD	2,396	$28,072
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ High Yield Corporate Bond ETF	243	01/16/26	USD	82.00	USD	1,963	$(2,916)
OTC Interest Rate Swaptions Written
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration	Exercise	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 12/17/35	3.39%	Annual	1-day SOFR, 4.22%	Annual	Citibank N.A.	12/15/25	3.39	USD	2,970	$(4,432)
10-Year Interest Rate Swap, 01/01/36	3.30%	Annual	1-day SOFR, 4.22%	Annual	Barclays Bank PLC	12/30/25	3.30	USD	1,497	(2,146)
10-Year Interest Rate Swap, 01/16/36	3.20%	Annual	1-day SOFR, 4.22%	Annual	Goldman Sachs Inter- national	01/14/26	3.20	USD	2,948	(3,814)
30-Year Interest Rate Swap, 05/02/56	3.25%	Annual	1-day SOFR, 4.22%	Annual	Bank of America N.A.	04/30/26	3.25	USD	2,396	(10,932)
										(21,324)
Put
10-Year Interest Rate Swap, 01/01/36	1-day SOFR, 4.22%	Annual	4.00%	Annual	Barclays Bank PLC	12/30/25	4.00	USD	1,497	(2,365)
10-Year Interest Rate Swap, 04/25/36	1-day SOFR, 4.22%	Annual	4.00%	Annual	Citibank N.A.	04/23/26	4.00	USD	2,087	(16,257)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 4.22%	Annual	4.30%	Annual	Goldman Sachs Inter- national	09/20/27	4.30	USD	11,936	(31,406)
2-Year Interest Rate Swap, 10/06/29	1-day SOFR, 4.22%	Annual	4.05%	Annual	Goldman Sachs Inter- national	10/04/27	4.05	USD	15,959	(58,299)
										(108,327)
										$(129,651)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B+	USD	7,612	$617,247	$332,559	$284,688
iTraxx.XO.44.V1	5.00	Quarterly	12/20/30	BB-	EUR	3,808	479,928	469,504	10,424

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF

Centrally Cleared Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
						$1,097,175	$802,063	$295,112
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.79%	At Termination	1-day SOFR, 4.22%	At Termination	N/A	05/16/26	USD	3,452	$10,176	$4	$10,172
1-day SOFR, 4.22%	At Termination	3.79%	At Termination	N/A	05/16/26	USD	1,139	(3,395)	1	(3,396)
1-day SOFR, 4.22%	At Termination	3.79%	At Termination	N/A	05/16/26	USD	2,313	(6,905)	2	(6,907)
3.81%	At Termination	1-day SOFR, 4.22%	At Termination	N/A	05/16/26	USD	2,649	7,267	1,032	6,235
1-day SOFR, 4.22%	At Termination	3.91%	At Termination	N/A	05/16/26	USD	2,649	(4,646)	3	(4,649)
1.00%	At Termination	Tokyo Overnight Average Rate, 0.47%	At Termination	3/12/2026(a)	03/12/27	JPY	244,490	(1,549)	6	(1,555)
1.02%	At Termination	Tokyo Overnight Average Rate, 0.47%	At Termination	3/12/2026(a)	03/12/27	JPY	554,284	(4,258)	12	(4,270)
1.03%	At Termination	Tokyo Overnight Average Rate, 0.47%	At Termination	3/12/2026(a)	03/12/27	JPY	658,313	(5,396)	(192)	(5,204)
0.68%	At Termination	Tokyo Overnight Average Rate, 0.47%	At Termination	4/21/2026(a)	04/21/27	JPY	244,724	4,007	5	4,002
0.69%	At Termination	Tokyo Overnight Average Rate, 0.47%	At Termination	4/21/2026(a)	04/21/27	JPY	247,585	4,023	6	4,017
0.80%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	4/21/2026(a)	04/21/27	JPY	130,000	1,144	3	1,141
0.85%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	4/21/2026(a)	04/21/27	JPY	250,000	1,455	643	812
0.70%	At Termination	Tokyo Overnight Average Rate, 0.47%	At Termination	5/11/2026(a)	05/11/27	JPY	195,427	3,251	5	3,246
0.79%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	5/11/2026(a)	05/11/27	JPY	125,000	1,381	2	1,379
0.79%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	5/11/2026(a)	05/11/27	JPY	275,000	2,957	669	2,288
0.86%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	7/3/2026(a)	07/02/27	JPY	275,000	2,641	6	2,635
Tokyo Overnight Average Rate, 0.48%	At Termination	1.01%	At Termination	9/11/2026(a)	09/11/27	JPY	193,480	(670)	6	(676)
3-mo. KRW CDC, 2.55%	Quarterly	2.69%	Quarterly	12/17/2025(a)	12/17/28	KRW	373,003	95	2	93
1.29%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	N/A	08/13/35	JPY	22,362	2,193	3	2,190

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.30%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	N/A	08/13/35	JPY	40,070	$3,764	$4	$3,760
1.30%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	N/A	08/13/35	JPY	40,312	3,805	4	3,801
Tokyo Overnight Average Rate, 0.48%	Annual	2.03%	Annual	N/A	08/12/45	JPY	14,051	(1,457)	2	(1,459)
Tokyo Overnight Average Rate, 0.48%	Annual	2.04%	Annual	N/A	08/12/45	JPY	22,450	(2,174)	5	(2,179)
Tokyo Overnight Average Rate, 0.48%	Annual	2.04%	Annual	N/A	08/12/45	JPY	22,579	(2,193)	4	(2,197)
1-day SOFR, 4.22%	Annual	3.93%	Annual	N/A	10/08/45	USD	965	(7,019)	(6,990)	(29)
Tokyo Overnight Average Rate, 0.48%	Annual	2.52%	Annual	N/A	10/06/55	JPY	136,200	11,540	(167)	11,707
1-day SOFR, 4.22%	Annual	3.97%	Annual	N/A	10/08/55	USD	1,030	3,630	2,205	1,425
								$23,667	$(2,715)	$26,382

(a)	Forward Swap.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
UK RPI All Items NSA	At Termination	3.28%	At Termination	07/15/27	GBP	721	$558	$6	$552
UK RPI All Items NSA	At Termination	3.30%	At Termination	07/15/27	GBP	736	945	6	939
UK RPI All Items NSA	At Termination	3.32%	At Termination	07/15/27	GBP	1,441	2,312	11	2,301
UK RPI All Items NSA	At Termination	3.43%	At Termination	07/15/27	GBP	707	3,167	13	3,154
UK RPI All Items NSA	At Termination	3.26%	At Termination	08/15/27	GBP	1,203	2,835	10	2,825
U.S. CPI Urban Consumers NSA	At Termination	2.63%	At Termination	04/15/28	USD	1,620	(10,378)	(16,017)	5,639
2.69%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	75	238	11	227
2.69%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	125	420	21	399
2.73%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	210	200	1	199
2.73%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	82	109	1	108
2.76%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	137	(54)	1	(55)

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.79%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	229	$(429)	$1	$(430)
2.83%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	154	(639)	2	(641)
2.83%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	164	(666)	(363)	(303)
2.84%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	77	(327)	—	(327)
2.84%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	77	(325)	—	(325)
2.87%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	154	(923)	1	(924)
2.88%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	136	(882)	1	(883)
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	239	1,018	(44)	1,062
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	389	1,561	829	732
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	530	1,467	6	1,461
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	280	765	3	762
U.S. CPI Urban Consumers NSA	At Termination	2.58%	At Termination	04/15/29	USD	1,700	(3,490)	(10,814)	7,324
2.62%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	450	(36)	5	(41)
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	492	(570)	6	(576)
2.65%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	328	(494)	4	(498)
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	322	(827)	4	(831)
2.68%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	246	(809)	3	(812)
2.69%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	892	(3,087)	(401)	(2,686)
2.69%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	497	(1,658)	(55)	(1,603)
2.72%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	492	(2,581)	6	(2,587)

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.75%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	426	$(2,806)	$5	$(2,811)
3.41%	At Termination	UK RPI All Items NSA	At Termination	07/15/29	GBP	721	(3,177)	11	(3,188)
3.42%	At Termination	UK RPI All Items NSA	At Termination	07/15/29	GBP	736	(3,729)	12	(3,741)
3.43%	At Termination	UK RPI All Items NSA	At Termination	07/15/29	GBP	1,441	(7,688)	23	(7,711)
3.49%	At Termination	UK RPI All Items NSA	At Termination	07/15/29	GBP	707	(6,095)	(97)	(5,998)
3.37%	At Termination	UK RPI All Items NSA	At Termination	08/15/29	GBP	1,203	(4,993)	19	(5,012)
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/30	USD	322	1,429	3	1,426
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/30	USD	655	2,933	8	2,925
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/30	USD	200	26	190	(164)
3.39%	At Termination	UK RPI All Items NSA	At Termination	07/15/30	GBP	315	(3,425)	5	(3,430)
3.40%	At Termination	UK RPI All Items NSA	At Termination	07/15/30	GBP	321	(3,697)	5	(3,702)
3.41%	At Termination	UK RPI All Items NSA	At Termination	07/15/30	GBP	629	(7,342)	10	(7,352)
3.46%	At Termination	UK RPI All Items NSA	At Termination	07/15/30	GBP	308	(4,592)	(73)	(4,519)
2.69%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/17/30	USD	1,562	(8,158)	19	(8,177)
2.70%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/22/30	USD	682	(3,942)	(174)	(3,768)
3.35%	At Termination	UK RPI All Items NSA	At Termination	08/15/30	GBP	525	(5,578)	10	(5,588)
2.63%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/09/30	USD	1,567	(5,627)	18	(5,645)
U.S. CPI Urban Consumers NSA	At Termination	2.61%	At Termination	10/06/30	USD	2,200	6,466	26	6,440
UK RPI All Items NSA	At Termination	3.24%	At Termination	07/15/35	GBP	315	6,010	9	6,001
UK RPI All Items NSA	At Termination	3.24%	At Termination	07/15/35	GBP	321	6,052	9	6,043
UK RPI All Items NSA	At Termination	3.24%	At Termination	07/15/35	GBP	629	11,776	18	11,758
UK RPI All Items NSA	At Termination	3.27%	At Termination	07/15/35	GBP	308	6,965	189	6,776
UK RPI All Items NSA	At Termination	3.20%	At Termination	08/15/35	GBP	525	8,424	14	8,410
							$(33,348)	$(26,483)	$(6,865)

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 0.20%, 4.22%	At Termination	Barclays Bank PLC	N/A	12/19/25	USD	404	$1,452	$—	$1,452
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 0.25%, 4.22%	At Termination	Barclays Bank PLC	N/A	12/19/25	USD	1,133	5,299	—	5,299
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 0.30%, 4.22%	At Termination	Morgan Stanley & Co. International PLC	N/A	12/19/25	USD	2,626	2,334	—	2,334
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 0.50%, 4.22%	At Termination	Morgan Stanley & Co. International PLC	N/A	12/19/25	USD	2,665	1,786	—	1,786
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 0.50%, 4.22%	At Termination	Morgan Stanley & Co. International PLC	N/A	12/19/25	USD	2,760	13,154	—	13,154
									$24,025	$—	$24,025
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$35,526,068	$—	$35,526,068
Collateralized Mortgage Obligations	—	42,686,561	—	42,686,561
Convertible Bonds	—	111,566	—	111,566
Corporate Bonds & Notes	—	85,083,389	219,412	85,302,801
Foreign Government Obligations	—	7,356,858	—	7,356,858
Municipal Debt Obligations	—	1,458,348	—	1,458,348
U.S. Government & Agency Obligations	—	217,695,366	—	217,695,366
Common Stocks	394,802	—	—	394,802
Investment Companies	841,936	—	—	841,936
Preferred Stocks	16,180	—	—	16,180
Short-Term Securities
Money Market Funds	10,194,503	—	—	10,194,503
Options Purchased
Interest Rate Contracts	—	28,072	—	28,072
Liabilities
Investments
TBA Sales Commitments	—	(77,826,383)	—	(77,826,383)
	$11,447,421	$310,092,260	$219,412	$321,759,093

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total Return Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$295,112	$—	$295,112
Equity Contracts	—	24,025	—	24,025
Foreign Currency Exchange Contracts	—	189,078	—	189,078
Inflation Linked Contracts	—	77,463	—	77,463
Interest Rate Contracts	182,494	58,903	—	241,397
Liabilities
Equity Contracts	(5,481)	—	—	(5,481)
Foreign Currency Exchange Contracts	—	(168,239)	—	(168,239)
Inflation Linked Contracts	—	(84,328)	—	(84,328)
Interest Rate Contracts	(132,094)	(162,172)	—	(294,266)
	$44,919	$229,842	$—	$274,761

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
BAB	Build America Bond
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
JSC	Joint Stock Company
PIK	Payment-in-kind
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced